Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2023
SGX-NPRT3-0923
1.899285.113
Common Stocks - 96.5%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	367,835	8,116,406
AngloGold Ashanti Ltd.	642,461	14,249,591
ANZ Group Holdings Ltd.	4,598,552	79,781,103
APA Group unit	1,784,356	11,985,519
Aristocrat Leisure Ltd.	905,555	23,922,917
ASX Ltd.	298,619	12,458,172
Aurizon Holdings Ltd.	2,807,459	7,184,785
BHP Group Ltd.	7,759,246	239,798,854
BlueScope Steel Ltd.	702,468	10,305,155
Brambles Ltd.	2,133,625	20,164,504
Cochlear Ltd.	101,095	16,241,640
Coles Group Ltd.	2,064,625	25,226,049
Commonwealth Bank of Australia	2,585,535	183,586,965
Computershare Ltd.	878,258	14,795,342
DEXUS Property Group unit	1,670,419	9,223,008
EBOS Group Ltd.	234,148	5,606,300
Endeavour Group Ltd.	2,220,294	9,067,539
Flutter Entertainment PLC (a)	76,515	15,230,126
Flutter Entertainment PLC (Ireland) (a)	193,321	38,451,460
Fortescue Metals Group Ltd.	2,596,317	37,808,752
Glencore PLC	16,361,573	99,501,867
Goodman Group unit	2,604,298	35,930,765
IDP Education Ltd.	380,187	6,353,646
IGO Ltd.	1,050,476	9,737,345
Insurance Australia Group Ltd.	3,777,027	15,044,582
Lendlease Group unit	1,059,794	6,143,383
Macquarie Group Ltd.	562,419	66,114,725
Medibank Private Ltd.	4,245,777	10,010,128
Mineral Resources Ltd.	266,916	12,806,505
Mirvac Group unit	6,018,679	9,460,027
National Australia Bank Ltd.	4,806,182	92,067,467
Newcrest Mining Ltd.	1,372,042	24,610,263
Northern Star Resources Ltd.	1,765,450	13,649,165
Orica Ltd.	711,087	7,522,785
Origin Energy Ltd.	2,637,118	15,003,353
Pilbara Minerals Ltd.	4,142,657	13,467,894
Qantas Airways Ltd. (a)	1,329,899	5,833,204
QBE Insurance Group Ltd.	2,283,764	24,191,248
Ramsay Health Care Ltd.	278,556	11,022,418
REA Group Ltd.	81,316	8,604,282
Reece Ltd.	333,368	4,388,896
Rio Tinto Ltd.	568,337	44,691,702
Rio Tinto PLC	1,725,627	114,060,147
Santos Ltd.	5,061,780	27,237,402
Scentre Group unit	8,014,962	15,128,056
SEEK Ltd.	519,869	8,694,981
Sonic Healthcare Ltd.	684,757	16,167,287
South32 Ltd.	7,003,450	18,441,458
Stockland Corp. Ltd. unit	3,701,113	10,491,079
Suncorp Group Ltd.	1,947,464	18,614,428
Telstra Group Ltd.	6,215,334	17,784,818
The GPT Group unit	2,929,897	8,541,171
The Lottery Corp. Ltd.	3,423,322	11,888,133
Transurban Group unit	4,715,032	45,416,028
Treasury Wine Estates Ltd.	1,103,781	8,340,859
Vicinity Centres unit	5,904,773	7,833,316
Washington H. Soul Pattinson & Co. Ltd.	350,264	7,752,223
Wesfarmers Ltd.	1,738,564	57,980,944
Westpac Banking Corp.	5,373,765	80,637,525
WiseTech Global Ltd.	254,580	14,670,209
Woodside Energy Group Ltd.	2,907,074	74,930,378
Woolworths Group Ltd.	1,871,976	48,561,031
TOTAL AUSTRALIA		1,932,531,310
Austria - 0.2%
Erste Group Bank AG	527,626	19,944,690
Mondi PLC	507,463	8,892,855
Mondi PLC	232,421	4,059,497
OMV AG	223,444	10,072,744
Verbund AG (b)	104,499	8,657,463
Voestalpine AG	177,577	5,876,902
TOTAL AUSTRIA		57,504,151
Belgium - 0.5%
Ageas	243,920	10,333,362
Anheuser-Busch InBev SA NV	1,331,581	76,173,970
D'ieteren Group	32,168	5,613,015
Elia Group SA/NV	44,039	5,418,297
Groupe Bruxelles Lambert SA	147,924	11,960,725
KBC Group NV	383,262	28,846,137
Sofina SA (b)	22,867	5,435,758
Solvay SA Class A	113,992	13,673,962
UCB SA	193,345	17,117,169
Umicore SA	323,912	9,592,700
Warehouses de Pauw	250,001	7,388,670
TOTAL BELGIUM		191,553,765
Brazil - 1.2%
Ambev SA	6,832,530	21,471,086
Atacadao SA	937,200	2,719,193
B3 SA - Brasil Bolsa Balcao	8,926,375	28,126,458
Banco Bradesco SA	1,424,338	4,472,941
Banco BTG Pactual SA unit	1,790,300	12,876,152
Banco do Brasil SA	1,301,400	13,262,377
Banco Santander SA (Brasil) unit	553,900	3,345,363
BB Seguridade Participacoes SA	1,073,600	7,065,383
CCR SA	1,510,100	4,244,088
Centrais Eletricas Brasileiras SA (Electrobras)	1,730,130	14,141,057
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	517,300	6,355,830
Companhia Siderurgica Nacional SA (CSN)	1,007,500	2,948,729
Cosan SA	1,867,432	7,874,511
CPFL Energia SA	355,400	2,689,128
Energisa SA unit	336,500	3,571,543
Eneva SA (a)	1,419,300	4,012,908
ENGIE Brasil Energia SA	335,950	3,128,784
Equatorial Energia SA	1,609,616	11,416,658
Hapvida Participacoes e Investimentos SA (a)(c)	8,099,744	8,221,786
Hypera SA	635,100	5,810,082
Klabin SA unit	1,181,700	5,747,629
Localiza Rent a Car SA	1,377,462	19,580,861
Lojas Renner SA	1,471,509	5,834,691
Magazine Luiza SA (a)	4,671,732	3,309,607
Natura & Co. Holding SA	1,373,819	5,307,888
Petroleo Brasileiro SA - Petrobras (ON)	4,731,911	34,833,269
Prio SA (a)	1,163,600	11,225,680
Raia Drogasil SA	1,990,644	12,195,391
Rede D'Oregon Sao Luiz SA (c)	871,011	6,631,012
Rumo SA	1,996,600	9,812,526
Sendas Distribuidora SA	2,091,600	5,957,991
Suzano Papel e Celulose SA	1,203,495	12,234,101
Telefonica Brasil SA	646,840	5,760,176
TIM SA	1,322,403	4,010,205
Totvs SA	804,600	5,031,355
Ultrapar Participacoes SA	1,085,900	4,337,859
Vale SA	5,172,547	75,650,722
Vale SA sponsored ADR	43,641	638,468
Vibra Energia SA	1,793,750	6,497,898
Weg SA	2,590,932	21,872,589
Wheaton Precious Metals Corp.	693,239	31,085,748
Yara International ASA	251,410	10,279,604
TOTAL BRAZIL		465,589,327
Burkina Faso - 0.0%
Endeavour Mining PLC	286,993	6,924,274
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	754,604	39,559,985
Air Canada (a)	265,169	4,886,518
Algonquin Power & Utilities Corp. (b)	1,037,479	8,560,097
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	1,204,997	61,006,029
AltaGas Ltd. (b)	433,822	8,563,597
ARC Resources Ltd.	941,996	14,230,130
Bank of Montreal	1,085,914	100,912,222
Bank of Nova Scotia	1,824,607	91,877,227
Barrick Gold Corp. (Canada)	2,702,045	46,678,486
BCE, Inc.	113,478	4,901,761
Brookfield Asset Management Ltd. Class A	539,046	18,182,813
Brookfield Corp. (Canada) Class A	2,159,431	75,379,069
CAE, Inc. (a)	489,436	11,183,185
Cameco Corp.	665,674	23,403,213
Canadian Apartment Properties (REIT) unit (b)	134,176	5,231,099
Canadian Imperial Bank of Commerce (b)	1,388,017	61,135,273
Canadian National Railway Co.	869,571	105,404,943
Canadian Natural Resources Ltd.	1,697,400	103,222,619
Canadian Pacific Kansas City Ltd.	1,425,358	117,280,054
Canadian Tire Ltd. Class A (non-vtg.) (b)	83,369	11,450,316
Canadian Utilities Ltd. Class A (non-vtg.) (b)	188,099	4,684,466
CCL Industries, Inc. Class B	239,623	11,488,239
Cenovus Energy, Inc. (Canada)	2,192,412	41,698,474
CGI, Inc. Class A (sub. vtg.) (a)	324,745	33,000,288
Constellation Software, Inc.	30,824	65,122,990
Descartes Systems Group, Inc. (Canada) (a)	128,886	10,052,649
Dollarama, Inc.	438,380	28,876,265
Element Fleet Management Corp.	600,063	9,679,096
Emera, Inc. (b)	409,753	16,621,308
Empire Co. Ltd. Class A (non-vtg.) (b)	241,818	6,566,945
Enbridge, Inc.	3,099,401	113,949,085
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,576	27,585,284
FirstService Corp.	61,091	9,567,750
Fortis, Inc. (b)	738,384	31,475,042
Franco-Nevada Corp.	294,101	42,915,796
George Weston Ltd.	97,327	11,207,754
GFL Environmental, Inc.	356,068	12,159,210
Gildan Activewear, Inc.	275,968	8,582,602
Great-West Lifeco, Inc.	427,230	12,885,100
Hydro One Ltd. (b)(c)	500,378	14,115,999
iA Financial Corp., Inc.	157,581	10,917,681
IGM Financial, Inc.	128,213	3,995,201
Imperial Oil Ltd.	313,036	16,864,276
Intact Financial Corp.	268,593	39,680,433
Ivanhoe Mines Ltd. (a)	926,088	9,818,155
Keyera Corp. (b)	355,510	8,899,545
Kinross Gold Corp. (b)	1,910,082	9,516,732
Loblaw Companies Ltd.	247,302	21,942,391
Magna International, Inc. Class A (sub. vtg.)	416,480	26,786,235
Manulife Financial Corp.	2,829,642	56,564,944
Metro, Inc.	364,215	19,602,122
National Bank of Canada	519,184	40,663,803
Northland Power, Inc. (b)	386,112	7,469,546
Nutrien Ltd.	766,259	52,803,970
Nuvei Corp. (Canada) (a)(c)	99,114	3,380,091
Onex Corp. (sub. vtg.)	105,324	6,468,882
Open Text Corp.	414,383	17,799,001
Pan American Silver Corp. (b)	561,654	9,506,781
Parkland Corp.	214,247	5,850,707
Pembina Pipeline Corp. (b)	845,426	26,767,175
Power Corp. of Canada (sub. vtg.)	899,269	25,478,095
Quebecor, Inc. Class B (sub. vtg.)	230,406	5,640,242
RB Global, Inc.	279,992	18,082,219
Restaurant Brands International, Inc.	349,801	26,779,214
Restaurant Brands International, Inc. (b)	101,678	7,784,468
RioCan (REIT) (b)	230,419	3,503,508
Rogers Communications, Inc. Class B (non-vtg.)	549,695	24,069,609
Royal Bank of Canada (b)	2,121,163	210,290,554
Saputo, Inc.	382,040	8,065,820
Shopify, Inc. Class A (a)	1,834,278	123,912,702
Sun Life Financial, Inc.	899,323	47,330,995
Suncor Energy, Inc.	2,040,902	63,858,959
TC Energy Corp. (b)	1,560,653	55,933,311
Teck Resources Ltd. Class B (sub. vtg.)	698,523	31,031,341
TELUS Corp.	726,687	12,939,454
TFI International, Inc. (Canada)	119,800	15,376,446
The Toronto-Dominion Bank	2,790,474	184,021,248
Thomson Reuters Corp. (b)	247,223	33,371,777
TMX Group Ltd.	427,542	9,499,853
Toromont Industries Ltd.	125,359	10,680,684
Tourmaline Oil Corp. (b)	494,424	25,623,885
West Fraser Timber Co. Ltd.	87,458	7,368,584
WSP Global, Inc.	191,213	26,340,455
TOTAL CANADA		2,797,564,072
Chile - 0.2%
Antofagasta PLC	608,775	13,105,828
Banco de Chile	67,474,118	7,511,914
Banco de Credito e Inversiones	96,536	2,899,722
Banco Santander Chile	99,690,929	5,322,347
Cencosud SA	1,945,273	4,180,640
Compania Cervecerias Unidas SA	171,887	1,425,178
Compania Sud Americana de Vapores SA	22,914,615	1,734,414
Empresas CMPC SA	1,713,336	3,381,967
Empresas COPEC SA	589,980	4,525,352
Enel Americas SA (a)	33,000,146	4,460,622
Enel Chile SA	40,992,693	2,828,632
Falabella SA	1,382,822	3,824,025
Lundin Mining Corp.	998,090	8,923,885
TOTAL CHILE		64,124,526
China - 8.8%
360 Security Technology, Inc. (A Shares) (a)	632,200	1,050,598
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	202,700	762,807
3Peak, Inc. (A Shares)	9,946	327,017
3SBio, Inc. (c)	3,003,500	2,884,537
AAC Technology Holdings, Inc.	1,102,000	2,512,349
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	51,060	1,020,943
AECC Aero-Engine Control Co. Ltd. (A Shares)	104,000	337,649
AECC Aviation Power Co. Ltd.	219,652	1,243,592
Agricultural Bank of China Ltd.:
(A Shares)	7,033,200	3,564,454
(H Shares)	45,933,000	16,667,785
Aier Eye Hospital Group Co. Ltd. (A Shares)	782,001	2,203,853
AIMA Technology Group Co. Ltd.	65,000	310,585
Air China Ltd.:
(A Shares) (a)	1,273,000	1,666,370
(H Shares) (a)	2,076,000	1,695,639
Airtac International Group	216,456	6,407,197
Akeso, Inc. (a)(c)	781,000	4,110,843
Alibaba Group Holding Ltd. (a)	25,352,124	323,984,578
Alibaba Health Information Technology Ltd. (a)	7,512,000	5,316,934
Aluminum Corp. of China Ltd.:
(A shares)	950,100	847,306
(H Shares)	7,112,000	3,510,905
Amlogic Shanghai Co. Ltd. (A Shares) (a)	34,532	425,631
Angel Yeast Co. Ltd. (A Shares)	70,900	367,861
Anhui Conch Cement Co. Ltd.:
(A Shares)	254,100	965,486
(H Shares)	2,144,500	6,448,156
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	31,000	1,180,967
(B Shares)	177,200	3,310,699
Anhui Honglu Steel Construction Group Co. Ltd.	56,300	260,029
Anhui Kouzi Distillery Co. Ltd. (A Shares)	46,400	395,545
Anhui Yingjia Distillery Co. Ltd. (A Shares)	55,900	546,259
Anjoy Foods Group Co. Ltd. (A Shares)	25,400	548,340
Anta Sports Products Ltd.	1,878,200	21,987,673
Apeloa Pharmaceutical Co. Ltd. A Shares	92,600	228,557
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	76,600	293,518
ASR Microelectronics Co. Ltd. (A Shares)	37,094	399,669
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	28,000	488,436
Autobio Diagnostics Co. Ltd.	49,000	384,094
Autohome, Inc. ADR Class A	118,224	3,779,621
Avary Holding Shenzhen Co. Ltd. (A Shares)	154,000	528,440
AVIC Capital Co. Ltd. (A Shares)	715,800	411,875
AviChina Industry & Technology Co. Ltd. (H Shares)	3,941,000	1,970,778
Avicopter PLC (A Shares)	46,200	263,056
Baidu, Inc. Class A (a)	3,458,598	67,618,313
Bank of Beijing Co. Ltd. (A Shares)	1,844,300	1,205,813
Bank of Changsha Co. Ltd. (A Shares)	484,900	558,027
Bank of Chengdu Co. Ltd. (A Shares)	295,100	584,185
Bank of China Ltd.:
(A Shares)	4,596,600	2,516,199
(H Shares)	119,678,024	44,348,497
Bank of Communications Co. Ltd.:
(A Shares)	2,954,300	2,407,183
(H Shares)	14,442,200	8,703,579
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	944,767
Bank of Jiangsu Co. Ltd. (A Shares)	1,198,960	1,211,918
Bank of Nanjing Co. Ltd. (A Shares)	834,000	1,000,641
Bank of Ningbo Co. Ltd. (A Shares)	549,410	2,239,853
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	917,795
Bank of Suzhou Co. Ltd.	294,400	294,285
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,788,600	1,607,607
BBMG Corp. (A Shares)	647,300	218,401
BeiGene Ltd. (a)	1,054,518	17,465,489
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	2,942,000	1,920,114
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	343,300	340,282
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	59,900	258,039
Beijing Easpring Material Technology Co. Ltd. (A Shares)	41,500	286,784
Beijing Enlight Media Co. Ltd. (A Shares)	279,600	328,029
Beijing Enterprises Holdings Ltd.	770,500	3,057,736
Beijing Enterprises Water Group Ltd.	5,668,000	1,380,861
Beijing Kingsoft Office Software, Inc. (A Shares)	38,610	2,194,610
Beijing New Building Materials PLC (A Shares)	140,800	558,445
Beijing Roborock Technology Co. Ltd. (A Shares)	12,212	471,824
Beijing Shiji Information Technology Co. Ltd. (A Shares)	189,737	369,762
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	149,700	523,954
Beijing Tongrentang Co. Ltd. (A Shares)	114,300	816,589
Beijing United Information Technology Co. Ltd. (A Shares)	63,916	342,541
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	72,499	702,883
Beijing Yanjing Brewery Co. Ltd. (A Shares)	242,100	383,344
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,875,600	2,202,152
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	35,000	443,454
Betta Pharmaceuticals Co. Ltd. (A Shares)	33,600	256,135
BGI Genomics Co. Ltd.	36,300	305,329
Bilibili, Inc. Class Z (a)	300,264	5,710,972
Bloomage Biotechnology Corp. Ltd. (A Shares)	41,517	566,247
BOC Aviation Ltd. Class A (c)	308,600	2,579,943
BOC Hong Kong (Holdings) Ltd.	5,718,951	17,379,264
BOC International China Co. Ltd.	219,400	348,322
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,108,308
Bosideng International Holdings Ltd.	6,154,000	2,809,145
BTG Hotels Group Co. Ltd.	106,500	313,411
Budweiser Brewing Co. APAC Ltd. (c)	2,667,058	6,463,398
By-Health Co. Ltd. (A Shares)	133,800	396,372
BYD Co. Ltd.:
(A Shares)	356,120	13,561,158
(H Shares)	1,342,000	47,799,387
BYD Electronic International Co. Ltd.	1,221,000	4,681,160
C&D International Investment Group Ltd.	982,327	2,670,291
Caitong Securities Co. Ltd.	377,560	440,843
Cambricon Technologies Corp. Ltd. (A Shares) (a)	36,558	839,430
Canmax Technologies Co. Ltd. (A Shares)	61,490	276,769
CECEP Solar Energy Co. Ltd. (A Shares)	320,700	296,329
CECEP Wind-Power Corp. (A Shares)	598,130	306,484
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	69,900	260,603
CGN Power Co. Ltd. (H Shares) (c)	17,789,000	4,356,639
Changchun High & New Technology Industry Group, Inc. (A Shares)	33,900	712,902
Changjiang Securities Co. Ltd. (A Shares)	384,200	358,769
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	23,600	473,104
Chaozhou Three-Circle Group Co. (A Shares)	157,900	718,672
Chengxin Lithium Group Co. Ltd. (A Shares)	71,900	277,019
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	156,200	323,649
China Baoan Group Co. Ltd. (A Shares)	225,800	364,173
China Cinda Asset Management Co. Ltd. (H Shares)	14,061,000	1,478,416
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	259,406
(H Shares)	13,112,293	6,321,689
China Coal Energy Co. Ltd. (H Shares)	3,121,000	2,253,040
China Communications Services Corp. Ltd. (H Shares)	3,686,000	1,748,734
China Conch Venture Holdings Ltd.	2,194,000	2,740,074
China Construction Bank Corp.:
(A Shares)	4,167,500	3,594,081
(H Shares)	142,330,649	82,958,646
China CSSC Holdings Ltd. (A Shares)	372,000	1,738,444
China Eastern Airlines Corp. Ltd. (A Shares) (a)	985,800	674,884
China Energy Engineering Corp. Ltd. (A Shares)	2,586,900	887,314
China Everbright Bank Co. Ltd.:
(A Shares)	4,728,400	2,065,382
(H Shares)	4,326,000	1,286,889
China Everbright International Ltd.	5,881,629	2,337,900
China Feihe Ltd. (c)	6,028,000	3,671,415
China Galaxy Securities Co. Ltd. (H Shares)	6,768,500	3,940,170
China Gas Holdings Ltd.	4,284,800	4,774,380
China Great Wall Securities Co. Ltd. (A Shares)	296,800	369,400
China Greatwall Technology Group Co. Ltd. (A Shares)	268,800	460,996
China Hongqiao Group Ltd.	3,771,500	3,622,118
China Huishan Dairy Holdings Co. Ltd. (a)(d)	958,000	1
China International Capital Corp. Ltd.	184,700	1,032,001
China International Capital Corp. Ltd. (H Shares) (c)	2,315,200	5,094,158
China Jinmao Holdings Group Ltd.	9,298,685	1,514,230
China Jushi Co. Ltd. (A Shares)	360,740	749,479
China Liansu Group Holdings Ltd.	1,674,000	1,137,622
China Life Insurance Co. Ltd.:
(A Shares)	330,200	1,695,194
(H Shares)	11,218,000	19,562,349
China Literature Ltd. (a)(c)	619,800	2,797,441
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,219,000	5,012,285
China Medical System Holdings Ltd.	2,157,000	3,623,165
China Meheco Co. Ltd. (A Shares)	128,420	236,603
China Meidong Auto Holding Ltd.	1,066,000	1,164,564
China Mengniu Dairy Co. Ltd.	4,854,000	18,329,546
China Merchants Bank Co. Ltd.:
(A Shares)	941,200	4,685,708
(H Shares)	7,008,691	34,554,125
China Merchants Energy Shipping Co. Ltd. (A Shares)	695,500	622,199
China Merchants Holdings International Co. Ltd.	2,361,836	3,240,411
China Merchants Securities Co. Ltd. (A Shares)	591,500	1,238,848
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	672,000	1,340,651
China Minmetals Rare Earth Co. Ltd. (A Shares)	81,600	349,920
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	1,072,255
(H Shares)	11,487,332	4,374,640
China National Building Materials Co. Ltd. (H Shares)	6,136,000	3,855,210
China National Chemical Engineering Co. Ltd. (A Shares)	500,000	606,905
China National Medicines Corp. Ltd. (A Shares)	70,900	330,340
China National Nuclear Power Co. Ltd. (A Shares)	1,542,400	1,578,505
China National Software & Service Co. Ltd. (A Shares)	73,190	533,340
China Northern Rare Earth Group High-Tech Co. Ltd.	295,200	1,019,983
China Oilfield Services Ltd. (H Shares)	2,756,000	3,251,125
China Overseas Land and Investment Ltd.	5,900,500	13,890,828
China Overseas Property Holdings Ltd.	2,055,000	2,400,473
China Pacific Insurance (Group) Co. Ltd.	109,600	458,789
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,793,400	12,845,665
China Petroleum & Chemical Corp.:
(A Shares)	3,312,500	2,875,273
(H Shares)	37,471,800	20,900,682
China Power International Development Ltd.	8,331,699	3,119,486
China Railway Group Ltd.:
(A Shares)	2,481,900	2,790,174
(H Shares)	5,467,000	3,582,091
China Railway Signal & Communications Corp. (A Shares)	645,958	542,609
China Resource Gas Group Ltd.	1,450,600	5,003,416
China Resources Beer Holdings Co. Ltd.	2,526,989	16,184,731
China Resources Cement Holdings Ltd.	3,730,000	1,616,561
China Resources Land Ltd.	4,890,465	22,637,268
China Resources Microelectronics Ltd. (A Shares)	117,156	940,653
China Resources Mixc Lifestyle Services Ltd. (c)	1,063,000	5,111,298
China Resources Pharmaceutical Group Ltd. (c)	2,362,500	1,832,710
China Resources Power Holdings Co. Ltd.	3,043,780	6,580,176
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	84,400	592,105
China Ruyi Holdings Ltd. (a)(b)	8,920,000	2,699,252
China Shenhua Energy Co. Ltd.:
(A Shares)	234,100	930,134
(H Shares)	5,661,000	16,912,808
China Sinoma International Engineering Co. Ltd. (A Shares)	244,200	460,858
China Southern Airlines Ltd.:
(A Shares) (a)	1,742,200	1,704,931
(H Shares) (a)	1,968,000	1,228,912
China State Construction Engineering Corp. Ltd. (A Shares)	3,701,540	3,166,323
China State Construction International Holdings Ltd.	3,181,750	3,887,994
China Taiping Insurance Group Ltd.	2,236,065	2,482,956
China Three Gorges Renewables Group Co. Ltd. (A Shares)	2,371,800	1,789,775
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	269,900	4,752,383
(H Shares) (c)	36,000	573,773
China Tower Corp. Ltd. (H Shares) (c)	68,928,000	7,777,589
China Traditional Chinese Medicine Holdings Co. Ltd.	4,464,000	2,054,874
China United Network Communications Ltd. (A Shares)	2,786,700	2,013,128
China Vanke Co. Ltd.:
(A Shares)	699,700	1,493,871
(H Shares)	3,846,300	5,415,171
China Yangtze Power Co. Ltd. (A Shares)	2,061,600	6,193,921
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	42,800	535,389
China Zheshang Bank Co. Ltd.	2,006,420	780,905
ChinaSoft International Ltd.	4,226,000	2,633,494
Chongqing Brewery Co. Ltd. (A Shares)	41,600	529,348
Chongqing Changan Automobile Co. Ltd. (A Shares)	667,164	1,497,261
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	88,010	232,630
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	165,557
(H Shares)	900,000	332,355
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	203,100	1,327,878
Chow Tai Fook Jewellery Group Ltd.	3,083,000	5,352,527
CITIC Pacific Ltd.	9,028,000	10,140,569
CITIC Securities Co. Ltd.:
(A Shares)	426,805	1,440,052
(H Shares)	4,077,775	8,742,310
Cmoc Group Ltd.:
(A Shares)	384,300	331,961
(H Shares)	7,665,000	5,110,721
CNGR Advanced Material Co. Ltd.	43,900	380,195
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	303,775	259,851
Contemporary Amperex Technology Co. Ltd.	386,460	12,863,424
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	339,396
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	1,552,366	3,190,448
(H Shares)	218,000	240,952
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	1,000,935
(H Shares)	5,756,600	6,074,808
Cosco Shipping Ports Ltd.	2,398,345	1,513,016
Country Garden Holdings Co. Ltd. (b)	19,098,866	3,869,290
Country Garden Services Holdings Co. Ltd.	3,375,000	3,799,574
CRRC Corp. Ltd.:
(A Shares)	5,254,900	4,936,493
(H Shares)	2,615,000	1,438,453
CSC Financial Co. Ltd. (A Shares)	362,400	1,349,588
CSPC Pharmaceutical Group Ltd.	13,932,800	11,637,726
Daan Gene Co. Ltd.	125,040	177,333
Dajin Heavy Industry Co. Ltd.	51,700	219,241
Dali Foods Group Co. Ltd. (c)	3,399,000	1,582,065
Daqin Railway Co. Ltd. (A Shares)	1,302,400	1,305,536
Daqo New Energy Corp. ADR (a)	92,340	3,607,724
DaShenLin Pharmaceutical Group Co. Ltd.	97,056	377,609
Datang International Power Generation Co. Ltd. (A Shares) (a)	709,100	310,730
DHC Software Co. Ltd. (A Shares)	354,900	337,868
Do-Fluoride New Materials Co. Ltd. (A Shares)	98,000	268,914
Dong-E-E-Jiao Co. Ltd. (A Shares)	53,400	365,579
Dongfang Electric Corp. Ltd. (A Shares)	234,924	632,796
Dongfeng Motor Group Co. Ltd. (H Shares)	4,468,000	2,085,361
Dongxing Securities Co. Ltd. (A Shares)	241,600	307,801
Dongyue Group Co. Ltd.	2,556,000	2,510,477
East Buy Holding Ltd. (a)(b)(c)	596,000	2,888,715
East Money Information Co. Ltd. (A Shares)	1,408,020	3,169,760
Ecovacs Robotics Co. Ltd. Class A	46,000	509,022
ENN Energy Holdings Ltd.	1,209,300	14,536,906
ENN Natural Gas Co. Ltd. (A Shares)	217,900	561,315
ESR Group Ltd. (c)	3,068,791	5,351,467
Eve Energy Co. Ltd. (A shares)	170,529	1,414,072
Everbright Securities Co. Ltd. (A Shares)	327,700	841,409
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	244,487	212,216
Far East Horizon Ltd.	2,075,000	1,556,470
FAW Jiefang Group Co. Ltd. (A Shares) (a)	212,900	276,304
First Capital Securities Co. Ltd. (A Shares)	329,900	290,974
Flat Glass Group Co. Ltd.	248,000	736,155
Flat Glass Group Co. Ltd. (A Shares)	466,500	2,289,134
Focus Media Information Technology Co. Ltd. (A Shares)	1,281,840	1,336,970
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	406,903	2,637,566
Fosun International Ltd.	3,878,000	2,819,405
Founder Securities Co. Ltd. (A Shares)	773,000	783,519
Foxconn Industrial Internet Co. Ltd. (A Shares)	875,894	2,738,242
Fujian Sunner Development Co. Ltd. A Shares	106,800	319,826
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	660,784
(H Shares) (c)	1,062,800	4,715,137
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	7,000	422,579
GalaxyCore, Inc. (A Shares)	156,406	351,666
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	275,160	2,304,814
(H Shares) (c)	483,920	3,096,284
GCL Technology Holdings Ltd.	31,121,000	6,743,834
GD Power Development Co. Ltd. (A Shares)	1,798,400	929,061
GDS Holdings Ltd. Class A (a)	1,391,120	2,290,498
Geely Automobile Holdings Ltd.	9,378,000	13,539,894
GEM Co. Ltd. (A Shares)	372,800	367,435
Gemdale Corp. (A Shares)	395,000	477,243
Genscript Biotech Corp. (a)	1,814,000	4,642,634
GF Securities Co. Ltd.:
(A Shares)	93,000	213,269
(H Shares)	2,263,400	3,610,342
Giant Network Group Co. Ltd. (A Shares)	181,500	361,079
Gigadevice Semiconductor Beijing, Inc. (A Shares)	55,484	891,591
Ginlong Technologies Co. Ltd. (A Shares)	32,850	434,747
GoerTek, Inc. (A Shares)	282,500	707,951
Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	153,822
(H Shares)	1,521,964	1,042,107
GoodWe Technologies Co. Ltd. (A Shares)	14,666	339,814
Gotion High-tech Co. Ltd. (A Shares) (a)	146,200	563,693
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	663,805
(H Shares) (b)	3,799,500	5,144,664
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	229,700	1,246,454
Greenland Holdings Corp. Ltd. (A Shares)	1,105,900	501,640
Greentown China Holdings Ltd.	1,494,000	1,704,933
Greentown Service Group Co. Ltd. (b)	2,078,000	1,087,107
GRG Banking Equipment Co. Ltd. (A Shares)	176,200	283,931
Guangdong Haid Group Co. Ltd. (A Shares)	136,200	960,272
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	249,000	248,902
Guangdong Investment Ltd.	4,610,000	3,984,075
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	27,500	248,827
Guanghui Energy Co. Ltd. (A Shares)	564,800	562,997
Guangzhou Automobile Group Co. Ltd.	400,600	656,188
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,097,526	3,189,671
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	216,200	435,257
Guangzhou Baiyunshan Pharma Health (A Shares)	114,400	510,274
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares) (a)	39,600	260,127
Guangzhou Haige Communications Group (A Shares)	154,100	215,095
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	38,600	389,091
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	54,900	474,614
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	159,240	820,857
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	400,219
Guolian Securities Co. Ltd.	235,800	336,065
Guosen Securities Co. Ltd. (A Shares)	582,400	790,090
Guotai Junan Securities Co. Ltd. (A Shares)	675,400	1,473,194
Guoyuan Securities Co. Ltd. (A Shares)	410,900	424,545
H World Group Ltd. ADR (a)	294,504	14,147,972
Haidilao International Holding Ltd. (c)	2,566,000	7,189,104
Haier Smart Home Co. Ltd.	3,827,200	12,585,712
Haier Smart Home Co. Ltd. (A Shares)	483,500	1,671,956
Hainan Airlines Co. Ltd. (A Shares) (a)	3,934,900	919,987
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	1,031,900	615,430
Haitian International Holdings Ltd.	844,000	2,101,640
Haitong Securities Co. Ltd.:
(A Shares)	119,100	172,577
(H Shares)	5,935,600	4,140,284
Hanergy Mobile Energy Holding (a)(d)	1,902,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	273,400	413,384
Hangzhou Chang Chuan Technology Co. Ltd.	50,500	297,437
Hangzhou First Applied Material Co. Ltd. (A Shares)	126,100	617,189
Hangzhou Lion Electronics Co. Ltd. (A Shares)	57,500	309,042
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	83,300	397,561
Hangzhou Robam Appliances Co. Ltd. (A Shares)	73,900	301,899
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	116,100	497,864
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	146,207	1,408,277
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,832,000	2,959,802
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	68,500	345,914
Hebei Hengshui Laobaigan Liquor Co. Ltd.	86,800	344,390
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	115,500	428,347
Heilongjiang Agriculture Co. Ltd. (A Shares)	133,000	273,716
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	194,800	428,719
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	278,200	983,055
Hengan International Group Co. Ltd.	1,022,500	4,202,019
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	135,500	330,460
Hengli Petrochemical Co. Ltd. (A Shares) (a)	632,860	1,378,633
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	523,322
Hengyi Petrochemical Co. Ltd. (A Shares)	307,010	313,767
Hesteel Co. Ltd. (A Shares)	847,900	286,084
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	43,600	1,153,665
Hongfa Technology Co. Ltd. (A Shares)	76,420	371,251
Hoshine Silicon Industry Co. Ltd. (A Shares)	65,000	655,023
Hoymiles Power Electronics, Inc. (A Shares)	7,524	344,020
Hoyuan Green Energy Co. Ltd. (A Shares)	46,317	328,955
Hua Hong Semiconductor Ltd. (a)(c)	929,000	3,144,751
Huadian Power International Corp. Ltd. (A Shares)	733,000	582,886
Huadong Medicine Co. Ltd. (A Shares)	147,160	894,769
Huafon Chemical Co. Ltd. (A Shares)	369,500	384,874
Huagong Tech Co. Ltd. (A Shares)	91,500	460,907
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	358,597
Hualan Biological Engineer, Inc. (A Shares)	157,950	509,266
Huaneng Power International, Inc.:
(A Shares) (a)	1,188,400	1,430,845
(H Shares) (a)	5,870,000	3,251,535
Huatai Securities Co. Ltd.:
(A Shares)	319,600	758,864
(H Shares) (c)	2,688,800	3,820,014
HUAXI Securities Co. Ltd.	261,200	337,160
Huaxia Bank Co. Ltd. (A Shares)	1,423,964	1,156,268
Huaxin Cement Co. Ltd. (A Shares)	100,100	195,076
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	754,639
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	42,500	236,098
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	76,700	282,949
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	94,200	318,229
Huizhou Desay SV Automotive Co. Ltd.	46,400	1,010,461
Humanwell Healthcare Group Co. Ltd. (A Shares)	139,700	442,210
Hunan Changyuan Lico Co. Ltd. (A Shares)	138,190	216,297
Hunan Valin Steel Co. Ltd. (A Shares)	457,500	384,303
Hundsun Technologies, Inc. (A Shares)	176,268	1,014,748
Hygeia Healthcare Holdings Co. (b)(c)	531,600	3,432,030
iFlytek Co. Ltd. (A Shares)	199,200	1,753,611
IMEIK Technology Development Co. Ltd. (A Shares)	18,500	1,233,135
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,444,700	2,300,389
(H Shares)	89,953,008	43,926,554
Industrial Bank Co. Ltd. (A Shares)	1,804,800	4,209,549
Industrial Securities Co. Ltd. (A Shares)	838,270	817,990
Ingenic Semiconductor Co. Ltd. (A Shares)	40,100	470,513
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	575,200	2,307,951
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	3,739,200	989,400
Inner Mongolia Dian Tou Energy Corp. Ltd.	172,700	332,450
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	621,800	389,126
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,888,130	2,775,551
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	339,783
Innovent Biologics, Inc. (a)(c)	1,788,000	7,932,503
Inspur Electronic Information Industry Co. Ltd. (A Shares)	116,834	747,673
iQIYI, Inc. ADR (a)	677,707	4,296,662
iRay Technology Co. Ltd. (A Shares)	8,540	300,170
iSoftStone Information Technology Group Co. Ltd. (A Shares)	85,950	287,350
JA Solar Technology Co. Ltd. (A Shares)	278,936	1,298,457
Jafron Biomedical Co. Ltd. (A Shares)	67,300	223,115
Jason Furniture Hangzhou Co. Ltd. (A Shares)	65,730	416,863
JCET Group Co. Ltd. (A Shares)	147,000	678,940
JD Health International, Inc. (a)(c)	1,702,550	12,290,652
JD Logistics, Inc. (a)(c)	3,089,800	5,213,782
JD.com, Inc. Class A	3,595,349	74,436,624
Jiangsu Eastern Shenghong Co. Ltd.	559,800	984,360
Jiangsu Expressway Co. Ltd. (H Shares)	1,792,000	1,638,303
Jiangsu Hengli Hydraulic Co. Ltd.	107,732	1,081,724
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	564,466	3,522,973
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	106,200	909,185
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	31,400	451,517
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	133,100	2,732,512
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	30,550	303,712
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	416,272
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	84,900	401,750
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	288,300	635,303
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	45,618
(H Shares)	2,153,000	3,599,882
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	143,200	234,964
Jinduicheng Molybdenum Co. Ltd. (A Shares)	290,200	467,632
Jinko Solar Co. Ltd. (A Shares)	590,757	1,028,044
JiuGui Liquor Co. Ltd. (A Shares)	26,400	389,007
Jiumaojiu International Holdings Ltd. (c)	1,519,000	2,968,311
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	287,440
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	146,500	257,813
Joinn Laboratories China Co. Ltd. (A Shares)	51,688	202,836
Jointown Pharmaceutical Group (A Shares)	216,646	300,577
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	65,900	323,282
JOYY, Inc. ADR	71,588	2,488,399
Juewei Food Co. Ltd.	51,200	274,895
Juneyao Airlines Co. Ltd. (A shares) (a)	163,000	415,556
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	10,730	0
Kanzhun Ltd. ADR (a)	278,828	5,208,507
KE Holdings, Inc. ADR (a)	1,011,362	17,617,926
Keda Industrial Group Co. Ltd.	162,400	258,510
Kingboard Chemical Holdings Ltd.	1,019,000	2,822,244
Kingdee International Software Group Co. Ltd. (a)	4,256,000	7,399,936
Kingsoft Corp. Ltd.	1,457,600	6,233,053
Kuaishou Technology Class B (a)(c)	3,564,300	30,712,147
Kuang-Chi Technologies Co. Ltd. (A Shares)	168,100	353,013
Kunlun Energy Co. Ltd.	6,152,000	5,009,065
Kunlun Tech Co. Ltd. (A Shares)	105,700	548,270
Kweichow Moutai Co. Ltd. (A Shares)	110,200	29,013,820
Lb Group Co. Ltd. (A Shares)	186,900	497,158
Lenovo Group Ltd.	11,254,000	12,900,635
Lens Technology Co. Ltd. (A Shares)	403,800	698,741
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	150,600	438,762
Li Auto, Inc. Class A (a)	1,724,918	37,028,879
Li Ning Co. Ltd.	3,649,000	21,990,665
Liaoning Port Co. Ltd. (A Shares)	1,825,800	421,763
Lingyi iTech Guangdong Co. (A Shares)	540,600	465,460
Livzon Pharmaceutical Group, Inc. (A Shares)	48,400	249,223
Longfor Properties Co. Ltd. (c)	2,900,000	7,715,832
LONGi Green Energy Technology Co. Ltd.	668,966	2,795,631
Lufax Holding Ltd. ADR	1,073,530	1,910,883
Luxi Chemical Group Co. Ltd.	137,600	203,622
Luxshare Precision Industry Co. Ltd. (A Shares)	633,382	2,865,950
Luzhou Laojiao Co. Ltd. (A Shares)	129,900	4,384,862
Mango Excellent Media Co. Ltd. (A Shares)	152,494	733,563
Maxscend Microelectronics Co. Ltd. (A Shares)	44,316	746,934
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	309,472
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	308,064	311,825
Meituan Class B (a)(c)	7,753,100	148,007,604
Metallurgical Corp. China Ltd. (A Shares)	1,480,200	868,292
Microport Scientific Corp. (a)	1,307,900	2,612,815
Ming Yang Smart Energy Group Ltd. (A Shares)	184,700	466,223
MINISO Group Holding Ltd. ADR	139,757	2,936,295
Minth Group Ltd.	1,136,000	3,619,690
Montage Technology Co. Ltd. (A Shares)	94,503	766,312
Muyuan Foodstuff Co. Ltd. (A Shares)	483,970	3,011,769
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	306,740
Nanjing Securities Co. Ltd. (A Shares)	374,100	457,229
NARI Technology Co. Ltd. (A Shares)	671,140	2,285,116
National Silicon Industry Group Co. Ltd. (A Shares) (a)	246,190	726,906
NAURA Technology Group Co. Ltd.	46,800	1,859,669
NavInfo Co. Ltd. (A Shares) (a)	190,000	298,188
NetEase, Inc.	3,023,635	65,855,780
New China Life Insurance Co. Ltd.	69,700	443,212
New China Life Insurance Co. Ltd. (H Shares)	1,607,700	4,638,250
New Hope Liuhe Co. Ltd. (A Shares) (a)	431,900	756,436
New Oriental Education & Technology Group, Inc. (a)	2,321,030	13,221,804
Ninestar Corp. (A Shares)	118,400	555,300
Ningbo Deye Technology Co. Ltd. (A Shares)	38,440	673,889
Ningbo Joyson Electronic Corp. (A shares)	113,000	300,899
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	58,500	380,265
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	37,666	264,666
Ningbo Shanshan Co. Ltd. (A Shares)	172,800	374,253
Ningbo Tuopu Group Co. Ltd. (A Shares)	92,900	954,908
Ningxia Baofeng Energy Group Co. Ltd.	600,700	1,190,837
NIO, Inc. sponsored ADR (a)(b)	2,107,571	32,245,836
Nongfu Spring Co. Ltd. (H Shares) (c)	2,756,200	16,009,419
North Industries Group Red Arrow Co. Ltd. (A Shares)	113,800	281,202
Offcn Education Technology Co. A Shares (a)	495,300	317,589
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	314,542
Oppein Home Group, Inc. (A Shares)	41,900	630,717
Orient Securities Co. Ltd. (A Shares)	684,072	1,034,325
Ovctek China, Inc. (A Shares)	74,229	353,645
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	723,100	416,075
PDD Holdings, Inc. ADR (a)	775,377	69,644,362
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,335,700	2,946,781
(H Shares)	8,404,000	3,221,988
Perfect World Co. Ltd. (A Shares)	186,450	391,809
PetroChina Co. Ltd.:
(A Shares)	934,500	1,036,182
(H Shares)	33,882,000	24,719,971
Pharmaron Beijing Co. Ltd.:
(A Shares)	90,225	357,474
(H Shares) (c)	609,300	1,582,060
PICC Property & Casualty Co. Ltd. (H Shares)	10,518,001	12,272,732
Ping An Bank Co. Ltd. (A Shares)	1,709,500	2,948,569
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	906,800	2,377,779
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,348,877	9,933,210
(H Shares)	9,358,500	68,192,980
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	198,700	222,546
Poly Developments & Holdings (A Shares)	998,200	1,988,630
Pop Mart International Group Ltd. (c)	721,000	2,029,254
Porton Pharma Solutions Ltd. (A Shares)	42,600	180,114
Postal Savings Bank of China Co. Ltd.	2,355,900	1,711,811
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	12,507,000	7,665,627
Power Construction Corp. of China Ltd. (A Shares)	1,397,339	1,173,774
Prosus NV	1,226,957	97,171,295
Pylon Technologies Co. Ltd. (Series A)	14,658	363,659
Qi An Xin Technology Group, Inc. (A Shares) (a)	61,242	434,699
Qifu Technology, Inc. ADR	175,571	3,504,397
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	445,600	1,247,690
Raytron Technology Co. Ltd. (A Shares)	35,170	228,220
Risen Energy Co. Ltd. (A Shares)	95,200	307,346
Riyue Heavy Industry Co. Ltd. (A Shares)	77,400	196,783
Rockchip Electronics Co. Ltd.	32,100	335,570
Rongsheng Petrochemical Co. Ltd. (A Shares)	836,450	1,488,391
SAIC Motor Corp. Ltd. (A Shares)	603,200	1,308,110
Sailun Group Co. Ltd. A Shares	252,800	397,809
Sanan Optoelectronics Co. Ltd. (A Shares)	445,000	1,057,239
Sangfor Technologies, Inc. (a)	34,200	540,905
Sany Heavy Equipment International Holdings Co. Ltd.	1,673,000	2,642,855
Sany Heavy Industry Co. Ltd. (A Shares)	697,100	1,732,307
Satellite Chemical Co. Ltd. (A Shares)	278,601	628,362
SDIC Capital Co. Ltd.	489,900	540,462
SDIC Power Holdings Co. Ltd. (A Shares)	647,500	1,153,077
Seazen Holdings Co. Ltd. (A Shares) (a)	191,000	439,609
Seres Group Co. Ltd. (A Shares) (a)	134,900	853,465
SF Holding Co. Ltd. (A Shares)	432,500	3,012,387
SG Micro Corp. (A Shares)	39,357	464,991
Shaanxi Coal Industry Co. Ltd. (A Shares)	815,600	1,854,363
Shan Xi Hua Yang Group New Energy Co. Ltd.	307,650	350,170
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	287,519
Shandong Gold Mining Co. Ltd.:
(A Shares)	568,823	1,942,319
(H Shares) (c)	744,250	1,482,984
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	174,100	824,335
Shandong Linglong Tyre Co. Ltd. (A Shares)	117,300	395,445
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	918,300	416,544
Shandong Sun Paper Industry JSC Ltd. (A Shares)	213,100	358,608
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	3,843,200	4,947,586
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	154,980	558,924
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares) (a)	88,744	459,449
Shanghai Baosight Software Co. Ltd.	1,487,576	3,837,946
Shanghai Baosight Software Co. Ltd. (A Shares)	12,362	83,108
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	433,364
Shanghai Electric Group Co. Ltd. (A Shares) (a)	1,007,900	673,081
Shanghai Electric Power Co. Ltd. (A Shares)	242,800	350,120
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	260,069
(H Shares)	1,062,500	2,792,862
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	12,218	380,748
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	163,909	1,274,272
(H Shares) (b)	123,000	327,258
Shanghai International Airport Co. Ltd. (A Shares) (a)	105,472	699,918
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	564,476
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	78,000	543,384
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	64,531	367,701
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	407,082
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,515,943	1,017,198
Shanghai M&G Stationery, Inc. (A Shares)	75,300	471,758
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,254,590
(H Shares)	369,400	668,803
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	2,378,800	2,531,063
Shanghai Putailai New Energy Technology Co. Ltd.	165,851	914,609
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	657,220
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	655,800	541,695
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	391,800	416,879
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	192,600	393,678
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	255,900	585,402
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	332,800	362,023
Shanxi Securities Co. Ltd. (A Shares)	332,800	303,316
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	229,364
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	108,060	3,612,388
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	512,980	652,105
Shede Spirits Co. Ltd. (A Shares)	30,400	656,280
Shenergy Co. Ltd. (A Shares)	440,800	418,411
Shenghe Resources Holding Co. Ltd. (A Shares)	136,900	241,877
Shengyi Technology Co. Ltd.	181,700	405,231
Shennan Circuits Co. Ltd. (A Shares)	39,040	418,286
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,996,815	1,408,964
Shenzhen Capchem Technology Co. Ltd. (A Shares)	60,020	409,640
Shenzhen Dynanonic Co. Ltd. (A Shares)	22,880	353,380
Shenzhen Energy Group Co. Ltd. (A Shares)	372,898	358,656
Shenzhen Inovance Technology Co. Ltd. (A Shares)	131,000	1,302,334
Shenzhen International Holdings Ltd.	2,235,236	2,092,247
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	143,000	389,592
Shenzhen Kangtai Biological Products Co. Ltd. (a)	96,480	395,629
Shenzhen Kedali Industry Co. Ltd.	18,900	336,415
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	50,400	236,731
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	106,900	4,429,971
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	577,664
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	657,000	451,625
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	93,300	419,424
Shenzhen SC New Energy Technology Corp. (A Shares)	29,200	383,049
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	106,940	254,220
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	78,600	299,751
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	66,079	1,135,392
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	74,600	268,831
Shenzhou International Group Holdings Ltd.	1,264,900	13,307,652
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	142,060	496,220
Shuangliang Eco-Energy Systems Ltd. (A Shares)	178,200	292,143
Sichuan Chuantou Energy Co. Ltd. (A Shares)	381,000	771,303
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	901,300	329,338
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	118,000	456,286
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	122,300	249,641
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	587,300	812,360
Sichuan Swellfun Co. Ltd. (A Shares)	39,400	415,579
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	100,400	250,480
Sieyuan Electric Co. Ltd. (A Shares)	73,300	502,842
Silergy Corp.	496,000	5,198,501
Sinolink Securities Co. Ltd. (A Shares)	377,000	514,609
Sinoma Science & Technology Co. Ltd. (A Shares)	138,800	449,466
Sinomine Resource Group Co. Ltd. (A Shares)	53,928	341,335
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	513,400	232,880
Sinopharm Group Co. Ltd. (H Shares)	2,057,200	6,449,440
SITC International Holdings Co. Ltd.	2,095,000	4,566,670
SKSHU Paint Co. Ltd. (A Shares)	44,212	506,444
Smoore International Holdings Ltd. (b)(c)	2,669,000	2,973,959
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	422,704
Soochow Securities Co. Ltd. (A Shares)	378,625	480,782
Southwest Securities Co. Ltd. (A Shares)	497,500	330,144
Spring Airlines Co. Ltd. (A Shares) (a)	89,700	767,928
StarPower Semiconductor Ltd. (A Shares)	14,500	444,513
Sungrow Power Supply Co. Ltd. (A Shares)	124,700	1,946,583
Sunny Optical Technology Group Co. Ltd.	1,091,400	10,572,679
Sunresin New Materials Co. Ltd. (A Shares)	45,900	371,619
Sunwoda Electronic Co. Ltd. (A Shares)	144,700	333,044
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	143,000	449,653
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	23,168	596,812
TAL Education Group ADR (a)	687,874	5,626,809
Tangshan Jidong Cement Co. Ltd. A Shares	264,300	302,309
TBEA Co. Ltd. (A Shares)	438,750	1,006,150
TCL Technology Group Corp. (A Shares)	1,476,420	886,745
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	340,500	1,386,731
Tencent Holdings Ltd.	9,531,800	438,092,514
Tencent Music Entertainment Group ADR (a)	1,095,846	7,659,964
Thunder Software Technology Co. Ltd. (A Shares)	42,600	538,852
Tianjin 712 Communication & Broadcasting Co. Ltd.	64,100	252,261
Tianma Microelectronics Co. Ltd. (A Shares) (a)	148,000	194,148
Tianqi Lithium Corp. (A Shares)	123,300	1,148,795
Tianshan Aluminum Group Co. Ltd.	419,900	412,681
Tianshui Huatian Technology Co. Ltd. (A Shares)	260,700	350,019
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	74,100	188,808
Tingyi (Cayman Islands) Holding Corp.	3,120,000	4,816,679
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	159,500	318,428
Toly Bread Co. Ltd.	127,468	188,272
Tongcheng Travel Holdings Ltd. (a)	1,952,800	4,702,405
TongFu Microelectronics Co. Ltd. (A Shares)	124,900	379,799
Tongkun Group Co. Ltd. (A Shares)	229,300	479,287
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	891,600	405,681
Tongwei Co. Ltd. (A Shares)	375,700	1,830,425
Topchoice Medical Corp. (a)	26,200	422,924
Topsports International Holdings Ltd. (c)	2,865,000	2,626,620
TravelSky Technology Ltd. (H Shares)	1,459,000	2,787,457
Trina Solar Co. Ltd. (A Shares)	181,619	956,813
Trip.com Group Ltd. (a)	845,393	34,528,241
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	726,538
(H Shares)	982,000	8,801,472
Uni-President China Holdings Ltd.	2,015,000	1,738,829
Unigroup Guoxin Microelectronics Co. Ltd.	71,459	933,205
Unisplendour Corp. Ltd. (A Shares)	238,980	912,720
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	168,200	340,271
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	44,611	430,321
Vipshop Holdings Ltd. ADR (a)	544,085	10,245,121
Walvax Biotechnology Co. Ltd. (A Shares)	138,000	524,735
Wanda Film Holding Co. Ltd. (A Shares) (a)	158,200	320,263
Wanhua Chemical Group Co. Ltd. (A Shares)	277,600	3,799,375
Want Want China Holdings Ltd.	7,297,000	5,080,551
Weibo Corp. sponsored ADR	111,285	1,752,739
Weichai Power Co. Ltd.:
(A Shares)	218,900	404,530
(H Shares)	3,513,800	5,181,333
Weihai Guangwei Composites Co. Ltd. (A Shares)	68,960	293,013
Wens Foodstuffs Group Co. Ltd. (A Shares)	548,420	1,459,577
Western Mining Co. Ltd. (A Shares)	210,600	362,361
Western Securities Co. Ltd. (A Shares)	499,740	503,042
Western Superconducting Technologies Co. Ltd. (A Shares)	57,439	425,477
Will Semiconductor Ltd.	99,315	1,426,572
Wilmar International Ltd.	2,833,880	8,226,190
Wingtech Technology Co. Ltd. (A Shares)	102,600	667,644
Wintime Energy Group Co. Ltd. (A Shares) (a)	1,893,800	403,004
Wuchan Zhongda Group Co. Ltd.	515,800	370,451
Wuhan Guide Infrared Co. Ltd. (A Shares)	341,343	392,821
Wuliangye Yibin Co. Ltd. (A Shares)	341,600	8,656,213
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	154,940	475,701
WuXi AppTec Co. Ltd.	156,296	1,568,255
WuXi AppTec Co. Ltd. (H Shares) (c)	654,774	6,175,054
Wuxi Autowell Technology Co. Ltd. (A Shares)	13,684	329,456
Wuxi Biologics (Cayman), Inc. (a)(c)	5,848,500	33,071,183
XCMG Construction Machinery Co. Ltd. (A Shares)	953,800	944,079
Xiamen C&D, Inc. (A Shares)	250,800	393,258
Xiamen Faratronic Co. Ltd. (A Shares)	18,400	347,248
Xiamen Tungsten Co. Ltd. (A Shares)	116,200	310,071
Xiaomi Corp. Class B (a)(c)	23,563,000	37,101,853
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	156,844	905,123
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	243,400	252,164
Xinyi Solar Holdings Ltd.	7,583,450	8,167,944
XPeng, Inc. Class A (a)(b)	1,590,564	16,966,441
XTEP International Holdings Ltd.	2,250,500	2,493,213
Yadea Group Holdings Ltd. (c)	1,908,000	4,320,517
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	41,700	250,627
Yankuang Energy Group Co. Ltd.:
(A Shares)	105,000	260,780
(H Shares)	4,007,000	6,011,348
Yantai Jereh Oilfield Services (A Shares)	84,600	331,753
Yealink Network Technology Corp. Ltd.	101,850	536,570
Yifeng Pharmacy Chain Co. Ltd.	84,840	451,234
Yihai International Holding Ltd.	770,000	1,757,427
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	133,500	786,855
Yintai Gold Co. Ltd. (A Shares)	233,580	427,408
Yonghui Superstores Co. Ltd. (A Shares) (a)	827,900	405,674
YongXing Special Materials Technology Co. Ltd. (A Shares)	44,720	339,088
Yonyou Network Technology Co. Ltd. (A Shares)	310,420	820,074
Youngor Group Co. Ltd. (A Shares)	729,177	728,891
Youngy Co. Ltd. (A Shares)	21,800	187,425
YTO Express Group Co. Ltd. (A Shares)	310,700	683,794
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	99,200	226,932
Yuexiu Property Co. Ltd.	2,701,920	3,547,636
Yum China Holdings, Inc.	644,923	39,353,201
Yunda Holding Co. Ltd. (A Shares)	252,250	366,926
Yunnan Aluminium Co. Ltd. (A Shares)	271,900	564,904
Yunnan Baiyao Group Co. Ltd. (A Shares)	147,520	1,111,749
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	38,400	558,732
Yunnan Energy New Material Co. Ltd. (a)	74,100	1,001,099
Yunnan Tin Co. Ltd. (A Shares)	157,100	365,983
Yunnan Yuntianhua Co. Ltd. (Series A)	154,300	398,776
Zai Lab Ltd. (a)	1,446,800	4,424,310
Zangge Mining Co. Ltd. (Series A)	129,700	436,885
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	53,900	2,188,131
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,041,000	2,941,548
Zhefu Holding Group Co. Ltd. (A Shares)	486,000	292,574
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	702,900	520,572
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	513,400	611,670
Zhejiang Chint Electric Co. Ltd. (A Shares)	176,900	701,131
Zhejiang Dahua Technology Co. Ltd. (A Shares)	297,100	912,996
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	40,740	336,800
Zhejiang Expressway Co. Ltd. (H Shares)	1,934,000	1,549,898
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	121,380	313,187
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	131,000	923,060
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	111,100	960,934
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	74,300	280,128
Zhejiang Juhua Co. Ltd. (A Shares)	225,800	471,655
Zhejiang Longsheng Group Co. Ltd. (A Shares)	305,900	414,131
Zhejiang NHU Co. Ltd. (A Shares)	256,508	592,538
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	161,800	630,863
Zhejiang Supcon Technology Co. Ltd. (A Shares)	59,397	450,625
Zhejiang Supor Cookware Co. Ltd.	41,600	291,261
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	530,437
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	398,101
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	44,600	236,462
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	987,000	666,033
Zheshang Securities Co. Ltd.	325,800	495,350
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	1,128,400	3,675,052
Zhongji Innolight Co. Ltd. (A Shares)	70,800	1,268,746
Zhongjin Gold Co. Ltd. (A Shares)	439,200	654,238
Zhongsheng Group Holdings Ltd. Class H	1,120,000	3,913,372
Zhongtai Securities Co. Ltd. (A Shares)	523,200	565,479
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	929,400	3,694,290
Zhuzhou Kibing Group Co. Ltd. (A Shares)	205,100	263,022
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	277,600	256,504
Zijin Mining Group Co. Ltd.:
(A Shares)	647,900	1,180,095
(H Shares)	9,795,000	16,779,443
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	832,200	802,747
ZTE Corp.:
(A Shares)	57,500	315,160
(H Shares)	1,622,936	5,909,985
ZTO Express, Inc. sponsored ADR (b)	653,170	18,158,126
TOTAL CHINA		3,461,709,723
Colombia - 0.0%
Bancolombia SA	296,734	2,526,136
Interconexion Electrica SA ESP	655,591	2,870,823
TOTAL COLOMBIA		5,396,959
Czech Republic - 0.0%
CEZ A/S	245,006	10,842,346
Komercni Banka A/S	118,322	3,880,142
MONETA Money Bank A/S (c)	504,454	1,985,112
TOTAL CZECH REPUBLIC		16,707,600
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	4,966	9,987,101
Series B	7,486	15,377,795
Carlsberg A/S Series B	151,083	22,659,998
Chr. Hansen Holding A/S	158,961	12,008,740
Coloplast A/S Series B	180,950	22,491,262
Danske Bank A/S (b)	1,052,821	24,986,906
Demant A/S (a)	138,663	5,530,234
DSV A/S	284,941	57,052,105
Genmab A/S (a)	101,364	41,782,219
Novo Nordisk A/S Series B	2,534,961	408,768,142
Novozymes A/S Series B	313,033	15,703,842
ORSTED A/S (c)	288,911	25,202,022
Pandora A/S	138,726	13,886,109
Rockwool International A/S Series B	13,803	3,715,816
Tryg A/S	544,529	10,758,172
Vestas Wind Systems A/S (a)	1,549,663	41,448,023
TOTAL DENMARK		731,358,486
Egypt - 0.0%
Commercial International Bank SAE	3,908,953	6,388,418
Eastern Co. SAE	1,320,055	798,441
EFG-Hermes Holding SAE	1,995,216	1,064,115
TOTAL EGYPT		8,250,974
Finland - 0.7%
Elisa Corp. (A Shares)	228,446	11,915,807
Fortum Corp.	695,588	9,414,676
Kesko Oyj	420,495	8,412,172
Kone OYJ (B Shares)	523,185	26,829,283
Metso Corp.	1,025,342	11,640,028
Neste OYJ	650,263	23,922,701
Nokia Corp.	8,195,066	32,214,301
Nordea Bank ABP	4,975,114	56,281,024
Orion Oyj (B Shares)	164,199	6,307,956
Sampo Oyj (A Shares)	711,271	31,352,082
Stora Enso Oyj (R Shares)	893,341	10,956,758
UPM-Kymmene Corp.	824,050	27,271,894
Wartsila Corp.	720,503	9,050,806
TOTAL FINLAND		265,569,488
France - 6.5%
Accor SA	285,180	10,751,815
Adevinta ASA Class B (a)	433,010	3,202,165
Aeroports de Paris SA	45,023	6,217,550
Air Liquide SA	756,416	135,999,022
Airbus Group NV	908,275	133,788,926
Alstom SA (b)	495,780	15,180,903
Alstom SA rights (a)(b)(e)	495,780	136,278
Amundi SA (c)	95,401	5,853,052
Arkema SA	87,927	9,470,355
AXA SA	2,810,823	86,401,441
bioMerieux SA	63,060	6,764,271
BNP Paribas SA	1,701,821	112,231,410
Bollore SA	1,349,985	8,534,774
Bouygues SA	320,966	11,497,499
Bureau Veritas SA	445,324	12,231,051
Capgemini SA	253,083	45,863,340
Carrefour SA (b)	916,322	18,318,317
Compagnie de St.-Gobain	749,129	50,639,068
Compagnie Generale des Etablissements Michelin SCA Series B	1,037,636	33,979,525
Covivio	76,411	3,691,571
Credit Agricole SA	1,853,302	23,009,435
Danone SA	986,809	60,261,213
Dassault Aviation SA	37,919	7,366,966
Dassault Systemes SA	1,023,028	43,738,598
Edenred SA	382,468	24,844,532
Eiffage SA	113,760	11,834,986
Engie SA	2,785,434	45,695,952
EssilorLuxottica SA	446,042	89,718,016
Eurazeo SA	65,097	3,972,365
Gecina SA	71,477	7,729,224
Getlink SE	543,362	9,555,837
Hermes International SCA	48,450	107,420,518
Ipsen SA	57,406	7,233,311
Kering SA	113,903	65,399,129
Klepierre SA	330,574	8,777,707
L'Oreal SA (a)	23,733	11,043,164
L'Oreal SA	345,716	160,864,559
La Francaise des Jeux SAEM (c)	161,125	6,150,889
Legrand SA	414,734	41,550,723
LVMH Moet Hennessy Louis Vuitton SE	422,736	392,623,645
Orange SA	2,862,696	32,359,457
Pernod Ricard SA	317,686	70,068,729
Publicis Groupe SA	350,090	28,226,155
Remy Cointreau SA	35,133	6,031,877
Renault SA	294,950	12,941,093
Safran SA	523,820	86,960,983
Sartorius Stedim Biotech	42,028	13,146,684
SEB SA	37,994	4,256,812
Societe Generale Series A	1,115,679	30,342,814
Sodexo SA (a)	8,142	835,592
Sodexo SA	127,578	13,092,990
Teleperformance	90,755	13,146,690
Thales SA	161,506	24,141,436
TotalEnergies SE	3,623,359	220,142,694
Unibail-Rodamco-Westfield NV (a)	183,790	10,419,096
Valeo SA	315,542	7,129,585
Veolia Environnement SA	1,029,564	33,521,516
VINCI SA	814,669	95,645,896
Vivendi SA	1,083,934	9,679,681
Wendel SA	39,651	3,914,945
Worldline SA (a)(c)	367,308	14,550,901
TOTAL FRANCE		2,570,098,728
Germany - 5.0%
adidas AG	248,303	50,128,650
Allianz SE	618,098	147,725,015
BASF AG	1,371,245	73,513,838
Bayer AG	1,505,022	88,018,870
Bayerische Motoren Werke AG (BMW)	506,629	61,753,298
Bechtle AG	125,401	5,519,272
Beiersdorf AG	158,422	20,518,992
Brenntag SE	236,110	18,296,816
Carl Zeiss Meditec AG	62,154	7,199,442
Commerzbank AG	1,634,595	19,544,955
Continental AG	168,743	13,473,401
Covestro AG (a)(c)	297,733	15,984,863
Daimler Truck Holding AG	757,262	28,433,617
Deutsche Bank AG	2,970,165	32,918,220
Deutsche Borse AG	291,504	55,852,607
Deutsche Lufthansa AG (a)	914,757	9,231,006
Deutsche Telekom AG	4,968,005	108,308,631
DHL Group	1,546,856	79,459,889
E.ON SE	3,408,334	43,114,565
Evonik Industries AG	325,223	6,726,130
Fresenius Medical Care AG & Co. KGaA	268,387	13,938,543
Fresenius Medical Care AG & Co. KGaA sponsored ADR	93,838	2,450,110
Fresenius SE & Co. KGaA	648,640	20,347,016
GEA Group AG	229,744	9,747,970
Hannover Reuck SE	92,703	19,789,117
HeidelbergCement AG	223,557	18,115,528
HelloFresh AG (a)	248,747	7,086,316
Henkel AG & Co. KGaA	157,985	11,037,184
Infineon Technologies AG	2,001,040	87,916,669
Knorr-Bremse AG	111,548	7,842,051
LEG Immobilien AG (a)	113,582	8,037,496
Mercedes-Benz Group AG (Germany)	1,308,819	104,526,117
Merck KGaA	197,880	34,767,536
MTU Aero Engines AG	82,499	19,257,234
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	214,927	80,960,572
Nemetschek SE	88,679	6,458,570
Puma AG	162,623	10,990,267
Rational AG	7,804	5,839,029
Rheinmetall AG	66,996	18,960,625
RWE AG	975,742	41,979,773
SAP SE	1,599,362	218,171,559
Scout24 AG (c)	116,323	7,696,850
Siemens AG	1,164,316	198,448,609
Siemens Energy AG (a)	801,278	13,558,669
Siemens Healthineers AG (c)	432,295	25,105,787
Symrise AG	204,728	22,362,809
Talanx AG	98,115	6,008,774
Telefonica Deutschland Holding AG	1,398,279	3,768,186
Volkswagen AG	44,685	7,141,367
Vonovia SE	1,096,081	25,538,678
Wacker Chemie AG	27,974	4,347,560
Zalando SE (a)(c)	339,905	11,734,982
TOTAL GERMANY		1,959,653,630
Greece - 0.1%
Alpha Bank SA (a)	3,418,468	6,147,199
Eurobank Ergasias Services and Holdings SA (a)	3,978,685	6,944,621
Ff Group (a)(d)	7,962	0
Hellenic Telecommunications Organization SA	302,698	4,775,916
Jumbo SA	175,813	5,246,336
Motor Oil (HELLAS) Corinth Refineries SA	101,617	2,569,742
Mytilineos SA	160,553	6,683,351
National Bank of Greece SA (a)	833,922	5,739,777
OPAP SA	282,353	4,970,258
Public Power Corp. of Greece (a)	311,037	3,679,761
Terna Energy SA	86,819	1,669,552
TOTAL GREECE		48,426,513
Hong Kong - 1.5%
AIA Group Ltd.	17,854,609	178,630,752
CK Asset Holdings Ltd.	2,994,639	17,279,200
CK Infrastructure Holdings Ltd.	982,631	5,197,339
CLP Holdings Ltd.	2,531,976	20,599,556
Futu Holdings Ltd. ADR (a)	86,418	5,202,364
Hang Lung Properties Ltd.	2,663,125	4,131,841
Hang Seng Bank Ltd.	1,183,953	18,019,877
Henderson Land Development Co. Ltd.	2,219,869	6,861,991
HKT Trust/HKT Ltd. unit	6,030,479	7,106,143
Hong Kong & China Gas Co. Ltd.	17,061,350	14,591,699
Hong Kong Exchanges and Clearing Ltd.	1,850,784	77,316,728
Hongkong Land Holdings Ltd.	1,694,945	6,034,004
Jardine Matheson Holdings Ltd.	243,764	12,037,066
Kingboard Laminates Holdings Ltd.	1,246,000	1,273,336
Link (REIT)	3,893,509	21,791,749
MTR Corp. Ltd.	2,440,120	11,216,749
New World Development Co. Ltd.	2,321,491	5,709,292
Nine Dragons Paper (Holdings) Ltd.	2,525,000	1,654,432
Orient Overseas International Ltd.	207,500	3,456,160
Power Assets Holdings Ltd.	2,126,926	11,127,028
Prudential PLC	4,221,178	58,616,678
Sino Biopharmaceutical Ltd.	16,123,000	7,277,047
Sino Land Ltd.	5,524,282	6,764,658
Sun Hung Kai Properties Ltd.	2,214,422	27,805,671
Swire Pacific Ltd. (A Shares)	668,060	5,563,669
Swire Properties Ltd.	1,720,720	4,302,407
Techtronic Industries Co. Ltd.	2,111,870	23,843,126
Vinda International Holdings Ltd.	510,000	1,027,991
WH Group Ltd. (c)	13,029,743	7,111,504
Wharf Real Estate Investment Co. Ltd.	2,533,349	13,561,825
Xinyi Glass Holdings Ltd.	2,547,467	4,207,180
TOTAL HONG KONG		589,319,062
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	687,478	5,429,148
OTP Bank PLC	366,588	13,339,989
Richter Gedeon PLC	219,174	5,528,790
TOTAL HUNGARY		24,297,927
India - 3.9%
ABB India Ltd.	82,394	4,561,325
ACC Ltd.	103,863	2,548,458
Adani Enterprises Ltd.	261,873	7,935,796
Adani Green Energy Ltd. (a)	480,347	6,385,741
Adani Ports & Special Economic Zone Ltd.	809,708	7,658,455
Adani Power Ltd. (a)	1,190,104	3,954,954
Ambuja Cements Ltd.	907,537	5,109,310
Apollo Hospitals Enterprise Ltd.	153,187	9,636,494
Asian Paints Ltd.	590,866	24,265,093
AU Small Finance Bank Ltd. (c)	259,521	2,303,154
Aurobindo Pharma Ltd.	396,134	3,960,617
Avenue Supermarts Ltd. (a)(c)	250,140	11,414,462
Axis Bank Ltd.	3,491,645	40,499,516
Bajaj Auto Ltd.	104,131	6,244,061
Bajaj Finance Ltd.	418,893	37,184,394
Bajaj Finserv Ltd.	584,234	11,354,343
Bajaj Holdings & Investment Ltd.	40,073	3,675,713
Balkrishna Industries Ltd.	116,507	3,601,673
Bandhan Bank Ltd. (a)(c)	1,125,113	3,056,302
Bank of Baroda	1,607,101	3,951,311
Berger Paints India Ltd.	368,333	3,056,304
Bharat Electronics Ltd.	5,577,456	8,863,977
Bharat Forge Ltd.	389,602	4,412,631
Bharat Petroleum Corp. Ltd.	1,173,293	5,385,677
Bharti Airtel Ltd.	3,439,358	37,216,497
Britannia Industries Ltd.	164,605	9,595,187
Cg Power & Industrial Soluti	945,544	4,622,519
Cholamandalam Investment and Finance Co. Ltd.	624,953	8,602,983
Cipla Ltd./India	813,008	11,615,812
Coal India Ltd.	2,370,514	6,607,981
Colgate-Palmolive Ltd.	198,514	4,874,504
Container Corp. of India Ltd.	421,697	3,562,171
Dabur India Ltd.	963,176	6,741,295
Divi's Laboratories Ltd.	181,731	8,141,434
DLF Ltd.	921,729	5,814,043
Dr. Reddy's Laboratories Ltd.	167,791	11,507,986
Eicher Motors Ltd.	207,253	8,481,396
GAIL India Ltd.	3,441,811	4,984,432
Godrej Consumer Products Ltd. (a)	627,268	7,901,487
Godrej Properties Ltd. (a)	190,995	4,042,155
Grasim Industries Ltd.	402,924	9,061,136
Havells India Ltd.	394,769	6,403,716
HCL Technologies Ltd.	1,456,968	19,783,514
HDFC Bank Ltd.	4,226,049	84,851,569
HDFC Standard Life Insurance Co. Ltd. (c)	1,490,675	11,724,746
Hero Motocorp Ltd.	169,957	6,620,759
Hindalco Industries Ltd.	1,877,778	10,562,501
Hindustan Aeronautics Ltd.	127,658	6,149,285
Hindustan Petroleum Corp. Ltd. (a)	844,639	2,900,365
Hindustan Unilever Ltd.	1,265,188	39,395,591
ICICI Bank Ltd.	7,914,801	96,471,715
ICICI Lombard General Insurance Co. Ltd. (c)	368,757	6,212,461
ICICI Prudential Life Insurance Co. Ltd. (c)	545,796	3,845,924
Indian Oil Corp. Ltd.	4,365,155	4,976,086
Indian Railway Catering & Tourism Corp. Ltd.	369,578	2,879,014
Indraprastha Gas Ltd.	499,690	2,813,794
Info Edge India Ltd.	107,897	6,018,170
Infosys Ltd.	4,744,276	78,531,460
Infosys Ltd. sponsored ADR	345,030	5,748,200
InterGlobe Aviation Ltd. (a)(c)	204,479	6,446,907
ITC Ltd.	4,544,575	25,734,540
Jindal Steel & Power Ltd.	564,249	4,588,297
Jio Financial Services Ltd. (d)	4,663,163	14,847,389
JSW Steel Ltd. (a)	922,012	9,156,777
Jubilant Foodworks Ltd.	600,876	3,496,099
Kotak Mahindra Bank Ltd.	1,675,271	37,818,876
Larsen & Toubro Ltd.	1,056,277	34,438,817
Ltimindtree Ltd. (c)	134,658	8,009,482
Lupin Ltd.	311,609	3,733,890
Mahindra & Mahindra Ltd.	1,428,849	25,630,326
Marico Ltd.	810,406	5,523,749
Maruti Suzuki India Ltd.	207,912	24,827,964
Max Healthcare Institute Ltd. (a)	1,198,079	8,666,552
Mphasis BFL Ltd.	114,034	3,182,178
MRF Ltd.	2,811	3,519,091
Muthoot Finance Ltd.	185,071	3,038,909
Nestle India Ltd.	52,228	14,322,881
NTPC Ltd.	6,802,281	18,060,288
Oil & Natural Gas Corp. Ltd.	4,817,996	10,372,400
Page Industries Ltd.	9,228	4,242,036
Petronet LNG Ltd.	1,116,119	3,169,621
PI Industries Ltd.	116,390	5,117,112
Pidilite Industries Ltd.	233,919	7,437,822
Power Grid Corp. of India Ltd.	5,336,735	17,264,571
Reliance Industries Ltd.	4,663,163	144,547,280
Samvardhana Motherson International Ltd.	3,670,112	4,386,819
SBI Cards & Payment Services Ltd.	434,200	4,515,965
SBI Life Insurance Co. Ltd. (c)	683,844	10,661,364
Shree Cement Ltd.	14,042	4,116,369
Shriram Transport Finance Co. Ltd.	428,796	9,870,807
Siemens Ltd.	137,826	6,675,109
Sona Blw Precision Forgings Ltd. (c)	628,704	4,358,270
SRF Ltd.	226,518	5,978,461
State Bank of India	2,731,844	20,601,771
Sun Pharmaceutical Industries Ltd.	1,475,561	20,515,035
Tata Consultancy Services Ltd.	1,401,713	58,315,795
Tata Consumer Products Ltd.	853,147	8,914,266
Tata Elxsi Ltd.	52,638	4,582,399
Tata Motors Ltd.	2,546,307	19,948,755
Tata Power Co. Ltd./The	2,184,997	6,288,774
Tata Steel Ltd.	11,324,885	16,958,409
Tech Mahindra Ltd.	826,342	11,208,469
The Indian Hotels Co. Ltd.	1,295,479	6,223,781
Titan Co. Ltd.	543,601	19,856,573
Torrent Pharmaceuticals Ltd.	155,903	3,796,818
Trent Ltd.	274,334	5,861,287
Tube Investments of India Ltd.	163,370	6,116,840
Tvs Motor Co. Ltd.	359,883	6,024,452
Ultratech Cement Ltd.	178,301	18,034,223
United Spirits Ltd. (a)	457,619	5,652,630
UPL Ltd.	747,279	5,676,376
Varun Beverages Ltd.	702,814	6,874,314
Vedanta Ltd.	1,155,494	3,877,874
Wipro Ltd.	2,116,224	10,438,598
Yes Bank Ltd. (a)	19,675,665	4,055,235
Zomato Ltd. (a)	6,517,342	6,664,743
TOTAL INDIA		1,544,526,084
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	6,738,300	3,273,080
PT Adaro Energy Indonesia Tbk	22,563,900	3,606,034
PT Aneka Tambang Tbk	14,416,000	1,897,597
PT Astra International Tbk	30,933,500	14,051,358
PT Bank Central Asia Tbk	85,271,600	51,598,365
PT Bank Mandiri (Persero) Tbk	57,681,400	21,898,277
PT Bank Negara Indonesia (Persero) Tbk	11,583,089	6,816,970
PT Bank Rakyat Indonesia (Persero) Tbk	104,905,300	39,304,705
PT Barito Pacific Tbk	39,994,226	2,055,406
PT Charoen Pokphand Indonesia Tbk (a)	11,583,400	3,975,073
PT GoTo Gojek Tokopedia Tbk (a)	1,257,979,968	9,426,508
PT Indah Kiat Pulp & Paper Tbk	4,337,400	2,631,778
PT Indofood CBP Sukses Makmur Tbk	3,538,300	2,627,915
PT Kalbe Farma Tbk	33,049,400	4,196,923
PT Merdeka Copper Gold Tbk (a)	18,924,590	4,404,861
PT Sarana Menara Nusantara Tbk	29,209,300	1,966,011
PT Semen Indonesia (Persero) Tbk	5,499,496	2,543,699
PT Sumber Alfaria Trijaya Tbk	25,709,700	4,603,196
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	76,620,100	18,877,350
PT Unilever Indonesia Tbk	11,464,900	2,927,047
PT United Tractors Tbk	2,336,512	4,264,754
PT Vale Indonesia Tbk	3,728,700	1,699,921
TOTAL INDONESIA		208,646,828
Ireland - 0.4%
AerCap Holdings NV (a)	249,309	15,908,407
AIB Group PLC	2,046,025	9,623,808
Bank of Ireland Group PLC	1,638,007	17,282,288
CRH PLC	938,421	55,902,593
CRH PLC sponsored ADR (b)	197,439	11,905,572
Kerry Group PLC Class A	244,298	24,271,207
Kingspan Group PLC (Ireland)	235,383	18,892,663
Smurfit Kappa Group PLC	394,092	15,594,617
TOTAL IRELAND		169,381,155
Israel - 0.4%
Azrieli Group	61,546	3,501,944
Bank Hapoalim BM (Reg.)	1,945,169	17,289,686
Bank Leumi le-Israel BM	2,367,770	18,914,339
Check Point Software Technologies Ltd. (a)	148,256	19,600,926
Elbit Systems Ltd. (Israel)	40,237	8,547,209
Icl Group Ltd.	1,171,193	7,772,594
Israel Discount Bank Ltd. (Class A)	1,898,597	10,064,503
Mizrahi Tefahot Bank Ltd.	236,558	8,544,436
NICE Ltd. (a)	76,552	16,550,715
NICE Ltd. sponsored ADR (a)	19,733	4,298,834
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,704,546	14,318,186
Tower Semiconductor Ltd. (a)	169,030	6,266,245
Wix.com Ltd. (a)	82,947	7,823,561
TOTAL ISRAEL		143,493,178
Italy - 1.4%
Amplifon SpA	190,100	6,435,570
Assicurazioni Generali SpA	1,542,166	32,860,951
Coca-Cola HBC AG	347,333	10,216,586
Davide Campari Milano NV	808,647	10,873,783
DiaSorin SpA	37,685	4,228,407
Enel SpA	12,412,840	85,588,996
Eni SpA	3,543,217	54,093,823
Ferrari NV (Italy)	192,485	61,671,097
FinecoBank SpA	937,427	14,548,344
Infrastrutture Wireless Italiane SpA (c)	512,239	6,429,005
Intesa Sanpaolo SpA	24,661,904	71,314,018
Mediobanca SpA	827,241	11,023,764
Moncler SpA	313,122	22,625,926
Nexi SpA (a)(c)	881,267	7,629,536
Poste Italiane SpA (b)(c)	783,863	8,959,007
Prysmian SpA	395,597	15,767,260
Recordati SpA	155,749	8,040,001
Snam SpA	3,002,884	15,788,591
Telecom Italia SpA (a)(b)	7,896,011	2,277,201
Telecom Italia SpA (Risparmio Shares) (a)	7,564,311	2,121,656
Terna - Rete Elettrica Nazionale	2,104,109	17,785,941
UniCredit SpA	2,824,068	71,506,128
TOTAL ITALY		541,785,591
Japan - 14.0%
Advantest Corp.	293,782	40,319,780
AEON Co. Ltd.	1,010,478	21,862,379
AGC, Inc.	308,296	11,129,992
Aisin Seiki Co. Ltd.	226,301	7,341,083
Ajinomoto Co., Inc.	690,915	26,890,636
Ana Holdings, Inc. (a)	245,551	5,878,795
Asahi Group Holdings	742,917	29,217,451
ASAHI INTECC Co. Ltd.	330,649	6,781,948
Asahi Kasei Corp.	1,947,025	13,268,495
Astellas Pharma, Inc.	2,771,865	40,531,181
Azbil Corp.	175,382	5,522,872
Bandai Namco Holdings, Inc.	922,694	20,845,173
BayCurrent Consulting, Inc.	200,100	6,453,160
Bridgestone Corp.	870,195	36,045,824
Brother Industries Ltd.	357,675	5,565,062
Canon, Inc.	1,498,228	38,722,276
Canon, Inc. sponsored ADR	39,199	1,013,686
Capcom Co. Ltd.	262,400	11,804,449
Central Japan Railway Co.	220,338	28,087,229
Chiba Bank Ltd.	805,794	5,656,672
Chubu Electric Power Co., Inc.	972,795	12,188,571
Chugai Pharmaceutical Co. Ltd.	1,028,924	30,622,061
Concordia Financial Group Ltd.	1,610,388	7,352,104
CyberAgent, Inc.	658,096	4,153,547
Dai Nippon Printing Co. Ltd.	336,221	9,545,543
Dai-ichi Mutual Life Insurance Co.	1,444,291	29,496,977
Daifuku Co. Ltd.	468,127	9,986,753
Daiichi Sankyo Kabushiki Kaisha	2,833,296	87,264,436
Daikin Industries Ltd.	403,582	81,603,775
Daito Trust Construction Co. Ltd.	94,821	10,190,933
Daiwa House Industry Co. Ltd.	909,608	24,692,694
Daiwa House REIT Investment Corp.	3,369	6,630,724
Daiwa Securities Group, Inc.	2,038,151	11,032,792
DENSO Corp.	662,025	45,980,874
Dentsu Group, Inc.	309,022	10,322,093
Disco Corp.	141,387	26,577,351
East Japan Railway Co.	462,181	26,162,047
Eisai Co. Ltd.	386,497	24,385,457
ENEOS Holdings, Inc.	4,423,664	16,026,123
FANUC Corp.	1,467,925	44,907,405
Fast Retailing Co. Ltd.	267,989	66,985,477
Fuji Electric Co. Ltd.	201,104	9,072,403
FUJIFILM Holdings Corp.	572,648	33,195,994
Fujitsu Ltd.	269,758	34,861,005
GLP J-REIT	6,850	6,745,756
GMO Payment Gateway, Inc.	63,928	4,868,800
Hakuhodo DY Holdings, Inc.	352,907	4,050,871
Hamamatsu Photonics K.K.	217,046	10,444,571
Hankyu Hanshin Holdings, Inc.	346,580	11,501,101
Hikari Tsushin, Inc.	31,170	4,616,398
Hirose Electric Co. Ltd.	45,768	5,787,554
Hitachi Construction Machinery Co. Ltd.	161,371	4,828,709
Hitachi Ltd.	1,437,809	93,970,745
Honda Motor Co. Ltd.	2,352,986	75,016,489
Hoshizaki Corp.	162,306	6,215,465
Hoya Corp.	546,982	63,554,722
Hulic Co. Ltd.	559,472	4,756,485
Ibiden Co. Ltd.	171,340	10,388,914
Idemitsu Kosan Co. Ltd.	316,527	6,674,734
Iida Group Holdings Co. Ltd.	239,278	4,195,543
INPEX Corp.	1,488,512	19,173,361
Isuzu Motors Ltd.	889,192	11,512,963
Itochu Corp.	1,813,971	73,316,229
ITOCHU Techno-Solutions Corp.	151,385	3,832,909
Japan Airlines Co. Ltd.	226,726	4,902,184
Japan Exchange Group, Inc.	775,594	13,495,821
Japan Post Bank Co. Ltd.	2,259,140	18,785,806
Japan Post Holdings Co. Ltd.	3,359,446	24,534,948
Japan Post Insurance Co. Ltd.	309,842	5,005,953
Japan Real Estate Investment Corp.	2,008	8,073,497
Japan Retail Fund Investment Corp.	10,678	7,318,068
Japan Tobacco, Inc.	1,816,826	40,266,070
JFE Holdings, Inc.	756,290	12,211,002
JSR Corp.	270,921	7,754,474
Kajima Corp.	651,978	10,293,063
Kansai Electric Power Co., Inc.	1,065,799	14,009,378
Kao Corp.	721,226	27,400,532
Kawasaki Kisen Kaisha Ltd.	214,200	6,447,154
KDDI Corp.	2,300,307	67,701,947
Keio Corp.	151,920	5,044,600
Keisei Electric Railway Co.	196,942	8,167,559
Keyence Corp.	298,029	133,569,951
Kikkoman Corp.	209,248	12,037,294
Kintetsu Group Holdings Co. Ltd.	276,264	9,264,791
Kirin Holdings Co. Ltd.	1,209,420	17,873,725
Kobayashi Pharmaceutical Co. Ltd.	79,787	4,384,598
Kobe Bussan Co. Ltd.	229,672	6,115,331
Koei Tecmo Holdings Co. Ltd.	175,918	3,007,293
Koito Manufacturing Co. Ltd.	316,030	5,799,011
Komatsu Ltd.	1,415,564	39,656,247
Konami Group Corp.	154,636	8,661,964
Kose Corp.	51,268	5,016,347
Kubota Corp.	1,549,067	23,350,608
Kurita Water Industries Ltd.	158,784	6,371,897
Kyocera Corp.	492,756	26,476,132
Kyowa Hakko Kirin Co., Ltd.	415,621	7,934,676
Lasertec Corp.	115,995	17,559,540
LIXIL Group Corp.	437,003	5,582,912
M3, Inc.	670,702	15,383,268
Makita Corp.	339,068	9,502,436
Marubeni Corp.	2,339,645	41,336,223
MatsukiyoCocokara & Co.	177,100	10,351,010
Mazda Motor Corp.	872,809	8,658,697
McDonald's Holdings Co. (Japan) Ltd.	135,645	5,339,416
Meiji Holdings Co. Ltd.	344,012	7,950,736
Minebea Mitsumi, Inc.	549,300	10,146,982
Misumi Group, Inc.	431,814	7,875,032
Mitsubishi Chemical Holdings Corp.	1,983,084	11,841,492
Mitsubishi Corp.	1,897,301	96,888,847
Mitsubishi Electric Corp.	2,984,597	43,028,211
Mitsubishi Estate Co. Ltd.	1,710,812	20,967,184
Mitsubishi Heavy Industries Ltd.	491,728	23,265,182
Mitsubishi UFJ Financial Group, Inc.	17,494,918	140,873,531
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,342,916	8,872,223
Mitsui & Co. Ltd.	2,007,946	78,206,367
Mitsui Chemicals, Inc.	262,371	7,524,505
Mitsui Fudosan Co. Ltd.	1,371,610	28,137,938
Mitsui OSK Lines Ltd.	535,800	13,840,825
Mizuho Financial Group, Inc.	3,694,932	62,685,867
MonotaRO Co. Ltd.	379,008	4,624,875
MS&AD Insurance Group Holdings, Inc.	658,015	24,476,965
Murata Manufacturing Co. Ltd.	880,361	52,294,953
NEC Corp.	378,163	19,093,557
Nexon Co. Ltd.	590,959	11,259,230
NGK Insulators Ltd.	351,095	4,299,072
Nidec Corp.	644,856	38,514,010
Nintendo Co. Ltd.	1,592,090	72,017,808
Nippon Building Fund, Inc.	2,399	10,050,286
Nippon Express Holdings, Inc.	111,285	6,519,949
Nippon Paint Holdings Co. Ltd.	1,455,830	13,323,661
Nippon Prologis REIT, Inc.	3,416	6,980,151
Nippon Sanso Holdings Corp.	263,186	6,349,097
Nippon Shinyaku Co. Ltd.	80,155	3,241,921
Nippon Steel & Sumitomo Metal Corp.	1,239,799	28,287,967
Nippon Telegraph & Telephone Corp.	45,757,575	52,471,071
Nippon Yusen KK	750,833	18,197,534
Nissan Chemical Corp.	195,784	8,781,483
Nissan Motor Co. Ltd.	3,556,325	15,666,141
Nisshin Seifun Group, Inc.	313,962	3,892,939
Nissin Food Holdings Co. Ltd.	95,505	8,055,811
Nitori Holdings Co. Ltd.	122,642	15,047,384
Nitto Denko Corp.	230,750	16,381,928
Nomura Holdings, Inc.	4,467,365	18,481,378
Nomura Real Estate Holdings, Inc.	165,818	4,106,258
Nomura Real Estate Master Fund, Inc.	6,638	7,894,771
Nomura Research Institute Ltd.	593,480	16,863,688
NTT Data Corp.	966,256	13,417,487
Obayashi Corp.	1,006,085	9,296,023
OBIC Co. Ltd.	107,152	17,526,637
Odakyu Electric Railway Co. Ltd.	451,239	6,587,871
Oji Holdings Corp.	1,292,402	5,096,387
Olympus Corp.	1,846,063	30,059,431
OMRON Corp.	270,077	14,469,665
Ono Pharmaceutical Co. Ltd.	591,045	10,831,097
Open House Group Co. Ltd.	116,200	4,413,909
Oracle Corp. Japan	58,403	4,095,374
Oriental Land Co. Ltd.	1,671,340	64,027,013
ORIX Corp.	1,793,454	34,428,165
Osaka Gas Co. Ltd.	567,718	8,930,889
Otsuka Corp.	173,532	7,217,438
Otsuka Holdings Co. Ltd.	598,903	21,996,051
Pan Pacific International Holdings Ltd.	588,191	11,613,739
Panasonic Holdings Corp.	3,385,193	41,784,763
Persol Holdings Co. Ltd.	274,526	5,418,543
Rakuten Group, Inc.	2,307,160	9,002,246
Recruit Holdings Co. Ltd.	2,207,783	76,468,064
Renesas Electronics Corp. (a)	1,951,783	37,657,393
Resona Holdings, Inc.	3,289,789	17,907,515
Ricoh Co. Ltd.	835,138	7,417,122
ROHM Co. Ltd.	135,095	12,629,695
SBI Holdings, Inc. Japan	382,665	8,068,068
SCSK Corp.	246,433	4,092,349
Secom Co. Ltd.	322,559	21,614,276
Seiko Epson Corp.	449,009	7,361,709
Sekisui Chemical Co. Ltd.	553,739	8,403,490
Sekisui House Ltd. (b)	949,003	19,338,275
Seven & i Holdings Co. Ltd.	1,155,272	47,854,482
SG Holdings Co. Ltd.	497,649	7,256,689
Sharp Corp. (a)	348,711	2,071,211
Shimadzu Corp.	365,577	11,077,935
SHIMANO, Inc.	119,090	17,950,100
SHIMIZU Corp.	861,881	5,934,690
Shin-Etsu Chemical Co. Ltd.	2,791,985	91,981,536
Shionogi & Co. Ltd.	402,394	16,863,552
Shiseido Co. Ltd.	615,575	26,956,962
Shizuoka Financial Group	677,018	5,646,377
SMC Corp.	87,655	45,686,699
SoftBank Corp.	4,429,127	49,183,276
SoftBank Group Corp.	1,579,044	80,314,030
Sompo Holdings, Inc.	481,354	21,285,615
Sony Group Corp.	1,931,220	180,890,125
Square Enix Holdings Co. Ltd.	132,838	6,147,720
Subaru Corp.	933,978	17,637,029
Sumco Corp.	550,029	8,003,093
Sumitomo Chemical Co. Ltd.	2,169,981	6,682,379
Sumitomo Corp.	1,714,769	36,726,540
Sumitomo Electric Industries Ltd.	1,088,703	13,927,807
Sumitomo Metal Mining Co. Ltd.	380,532	13,144,022
Sumitomo Mitsui Financial Group, Inc.	2,000,772	93,739,540
Sumitomo Mitsui Trust Holdings, Inc.	508,557	19,757,456
Sumitomo Realty & Development Co. Ltd.	430,579	11,519,233
Suntory Beverage & Food Ltd.	218,903	7,787,355
Suzuki Motor Corp.	564,232	22,594,663
Sysmex Corp.	257,829	17,443,532
T&D Holdings, Inc.	770,253	12,512,246
Taisei Corp.	263,002	9,956,973
Takeda Pharmaceutical Co. Ltd.	2,420,320	74,000,929
TDK Corp.	597,787	22,845,872
Terumo Corp.	1,032,224	33,745,994
TIS, Inc.	334,067	8,460,573
Tobu Railway Co. Ltd.	286,493	7,573,895
Toho Co. Ltd.	166,405	6,480,046
Tokio Marine Holdings, Inc.	2,761,424	63,498,911
Tokyo Electric Power Co., Inc. (a)	2,346,926	9,320,727
Tokyo Electron Ltd.	686,858	103,088,502
Tokyo Gas Co. Ltd.	598,939	13,577,326
Tokyu Corp.	810,975	10,286,468
Toppan, Inc.	376,477	8,843,961
Toray Industries, Inc.	2,151,319	12,024,945
Toshiba Corp.	633,515	20,435,106
Tosoh Corp.	402,425	5,251,481
Toto Ltd.	202,517	6,222,204
Toyota Industries Corp.	224,543	16,193,802
Toyota Motor Corp.	16,239,630	273,049,274
Toyota Tsusho Corp.	322,195	18,786,121
Trend Micro, Inc.	203,645	9,605,018
Unicharm Corp.	614,997	22,754,079
USS Co. Ltd.	322,546	5,584,162
Welcia Holdings Co. Ltd.	152,637	2,871,097
West Japan Railway Co.	332,380	13,651,259
Yakult Honsha Co. Ltd.	198,118	11,000,134
Yamaha Corp.	217,361	8,403,230
Yamaha Motor Co. Ltd.	455,939	13,332,206
Yamato Holdings Co. Ltd.	442,829	8,286,021
Yaskawa Electric Corp.	368,089	15,966,522
Yokogawa Electric Corp.	348,000	6,522,630
Z Holdings Corp.	4,092,849	11,386,846
ZOZO, Inc.	193,163	3,763,736
TOTAL JAPAN		5,502,068,462
Jordan - 0.0%
Hikma Pharmaceuticals PLC	253,216	6,788,514
Korea (South) - 3.3%
AMOREPACIFIC Corp.	43,515	3,838,197
BGF Retail Co. Ltd.	11,342	1,487,743
Celltrion Healthcare Co. Ltd.	164,800	8,486,867
Celltrion Pharm, Inc.	26,075	1,810,140
Celltrion, Inc.	169,598	19,458,932
CJ CheilJedang Corp.	12,654	2,773,002
CJ Corp.	22,179	1,124,815
Cosmo AM&T Co. Ltd. (a)	34,911	4,959,104
Coway Co. Ltd.	78,904	2,531,904
Db Insurance Co. Ltd.	68,073	4,022,408
Delivery Hero AG (a)(c)	266,387	12,086,209
Doosan Bobcat, Inc.	77,711	3,557,973
Doosan Heavy Industries & Construction Co. Ltd. (a)	686,192	9,392,901
E-Mart, Inc.	29,113	1,724,833
Ecopro BM Co. Ltd.	75,115	24,632,302
EUSU Holdings Co. Ltd.	6	26
F&F Co. Ltd.	24,612	1,993,662
GS Holdings Corp.	64,497	1,903,028
Hana Financial Group, Inc.	448,498	13,794,862
Hanjin Shipping Co. Ltd. (a)(d)	12	0
Hankook Tire Co. Ltd.	115,649	3,502,815
Hanmi Pharm Co. Ltd.	10,407	2,170,636
Hanon Systems	270,955	1,808,883
Hanwha Aerospace Co. Ltd.	54,098	5,173,884
Hanwha Solutions Corp. (a)	157,450	4,664,154
HD Hyundai Co. Ltd.	66,109	3,187,173
HD Hyundai Heavy Industries Co. Ltd. (a)	34,648	3,788,252
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	65,933	6,362,536
HLB, Inc.	168,527	4,332,805
HMM Co. Ltd.	377,155	5,162,665
Hotel Shilla Co.	48,956	2,885,129
HYBE Co. Ltd. (a)	28,245	5,802,768
Hyundai Engineering & Construction Co. Ltd.	118,141	3,458,092
Hyundai Glovis Co. Ltd.	28,631	3,905,694
Hyundai Mipo Dockyard Co. Ltd. (a)	36,035	2,634,121
Hyundai Mobis	94,139	17,166,818
Hyundai Motor Co. Ltd.	200,475	30,752,512
Hyundai Steel Co.	131,937	3,732,839
Industrial Bank of Korea	395,792	3,218,451
Kakao Corp.	479,216	19,240,351
Kakao Games Corp. (a)	56,865	1,401,909
Kakao Pay Corp. (a)	40,806	1,603,216
KakaoBank Corp.	255,244	5,193,895
Kangwon Land, Inc.	162,556	1,984,686
KB Financial Group, Inc.	596,044	23,815,037
Kia Corp.	404,247	26,164,752
Korea Aerospace Industries Ltd.	114,558	4,411,181
Korea Electric Power Corp. (a)	394,037	5,922,975
Korea Investment Holdings Co. Ltd.	60,295	2,305,208
Korea Zinc Co. Ltd.	12,518	4,839,786
Korean Air Lines Co. Ltd.	274,602	5,286,925
KRAFTON, Inc. (a)	45,189	6,076,034
KT Corp.	104,253	2,408,441
KT&G Corp.	153,680	9,934,859
Kumho Petro Chemical Co. Ltd.	27,008	2,538,632
L&F Co. Ltd.	38,320	7,722,662
LG Chemical Ltd.	74,970	38,021,288
LG Corp.	145,714	9,522,524
LG Display Co. Ltd. (a)	356,895	3,764,442
LG Electronics, Inc.	161,558	13,706,358
LG Energy Solution (a)	54,036	23,682,935
LG H & H Co. Ltd.	14,113	4,727,455
LG Innotek Co. Ltd.	21,986	4,542,704
LG Uplus Corp.	334,145	2,617,781
Lotte Chemical Corp.	32,272	3,803,778
Lotte Energy Materials Corp.	36,322	1,557,810
Meritz Financial Holdings Co.	158,104	6,087,967
Mirae Asset Securities Co. Ltd.	385,670	2,091,767
NAVER Corp.	201,515	35,801,197
NCSOFT Corp.	22,109	4,784,412
Netmarble Corp. (a)(c)	32,069	1,234,852
NH Investment & Securities Co. Ltd.	207,935	1,611,117
Orion Corp./Republic of Korea	35,917	3,190,511
Pan Ocean Co., Ltd. (Korea)	383,036	1,432,953
Pearl Abyss Corp. (a)	46,719	2,047,604
POSCO	110,377	55,483,294
POSCO Chemtech Co. Ltd.	47,566	19,618,760
Posco International Corp.	81,761	5,765,478
S-Oil Corp.	68,287	4,002,987
Samsung Biologics Co. Ltd. (a)(c)	27,094	16,242,998
Samsung C&T Corp.	130,212	10,527,267
Samsung Electro-Mechanics Co. Ltd.	85,831	9,767,263
Samsung Electronics Co. Ltd.	7,298,063	398,682,651
Samsung Engineering Co. Ltd. (a)	244,817	7,089,369
Samsung Fire & Marine Insurance Co. Ltd.	46,935	8,962,950
Samsung Heavy Industries Co. Ltd. (a)	928,274	6,560,369
Samsung Life Insurance Co. Ltd.	124,444	6,798,196
Samsung SDI Co. Ltd.	84,372	43,912,109
Samsung SDS Co. Ltd.	58,338	5,857,907
Samsung Securities Co. Ltd.	95,749	2,690,252
Shinhan Financial Group Co. Ltd.	650,398	17,858,089
SK Biopharmaceuticals Co. Ltd. (a)	49,155	3,131,529
SK Bioscience Co. Ltd. (a)	43,109	2,473,069
SK Hynix, Inc.	837,057	80,841,525
SK IE Technology Co. Ltd. (a)(c)	37,123	3,117,505
SK Innovation Co., Ltd.	84,227	14,238,669
SK Square Co. Ltd. (a)	155,161	5,391,751
SK, Inc.	55,013	6,578,896
SKC Co. Ltd.	28,508	2,213,312
Woori Financial Group, Inc.	840,436	7,662,930
Yuhan Corp.	80,425	4,594,923
TOTAL KOREA (SOUTH)		1,278,433,187
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	2,471,203	5,067,897
Boubyan Bank KSC	2,058,626	4,154,779
Gulf Bank	2,621,614	2,252,950
Kuwait Finance House KSCP	12,365,434	31,758,878
Mabanee Co. SAKC	958,277	2,754,422
Mobile Telecommunication Co.	2,955,949	5,013,182
National Bank of Kuwait	11,477,556	35,942,086
TOTAL KUWAIT		86,944,194
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	741,249	21,434,586
Eurofins Scientific SA (b)	207,663	14,288,608
Reinet Investments SCA	211,517	5,124,190
TOTAL LUXEMBOURG		40,847,384
Macau - 0.1%
Galaxy Entertainment Group Ltd. (a)	3,364,239	24,415,742
Sands China Ltd. (a)	3,684,465	14,054,910
TOTAL MACAU		38,470,652
Malaysia - 0.4%
AMMB Holdings Bhd	2,600,200	2,225,942
Axiata Group Bhd	4,211,215	2,493,667
CelcomDigi Bhd	5,377,200	5,271,063
CIMB Group Holdings Bhd	9,839,588	12,111,269
Dialog Group Bhd	5,149,622	2,626,775
Gamuda Bhd	2,839,200	2,707,598
Genting Bhd	3,155,200	3,015,949
Genting Malaysia Bhd	4,651,500	2,682,169
Hong Leong Bank Bhd	1,036,300	4,500,056
Hong Leong Credit Bhd	301,700	1,224,464
IHH Healthcare Bhd	3,366,200	4,441,980
Inari Amertron Bhd	4,041,200	2,706,681
IOI Corp. Bhd	3,612,400	3,340,809
IOI Properties Group Bhd	11	3
Kuala Lumpur Kepong Bhd	767,013	3,966,898
Malayan Banking Bhd	8,482,468	16,968,698
Malaysia Airports Holdings Bhd	1,266,840	1,938,611
Maxis Bhd	3,350,600	3,002,090
MISC Bhd	2,146,600	3,422,944
MR DIY Group M Sdn Bhd (c)	4,844,150	1,579,264
Nestle (Malaysia) Bhd	97,600	2,898,346
Petronas Chemicals Group Bhd	4,311,500	6,645,581
Petronas Dagangan Bhd	422,300	2,150,368
Petronas Gas Bhd	1,118,100	4,235,340
PPB Group Bhd	917,220	3,397,111
Press Metal Aluminium Holdings	5,748,900	6,425,916
Public Bank Bhd	22,909,500	21,187,096
QL Resources Bhd	1,550,400	1,884,274
RHB Bank Bhd	2,493,677	3,146,822
Sime Darby Bhd	4,345,107	2,100,761
Sime Darby Plantation Bhd	3,011,924	3,039,311
Sime Darby Property Bhd	15	2
SP Setia Bhd	14	2
Telekom Malaysia Bhd	1,776,399	2,005,294
Tenaga Nasional Bhd	4,044,125	8,610,246
Top Glove Corp. Bhd (a)	7,302,000	1,489,874
TOTAL MALAYSIA		149,443,274
Mexico - 0.8%
Alfa SA de CV Series A	4,540,600	2,784,829
America Movil S.A.B. de CV Series L	48,494,846	50,826,190
Arca Continental S.A.B. de CV	813,562	8,150,681
Banco del Bajio SA (c)	1,182,500	3,605,054
CEMEX S.A.B. de CV unit (a)	23,048,240	17,508,129
Coca-Cola FEMSA S.A.B. de CV unit	811,960	6,854,504
Fibra Uno Administracion SA de CV	4,284,500	6,437,624
Fomento Economico Mexicano S.A.B. de CV unit	2,986,100	33,843,061
Gruma S.A.B. de CV Series B	279,500	5,013,808
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	591,300	11,266,304
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	296,635	8,390,457
Grupo Bimbo S.A.B. de CV Series A	2,029,900	10,523,477
Grupo Carso SA de CV Series A1	865,400	6,881,338
Grupo Financiero Banorte S.A.B. de CV Series O	3,974,300	37,668,627
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	3,266,100	7,928,753
Grupo Mexico SA de CV Series B	4,769,623	24,792,355
Grupo Televisa SA de CV	3,712,800	3,928,983
Industrias Penoles SA de CV (a)	303,840	4,344,486
Kimberly-Clark de Mexico SA de CV Series A	2,283,300	5,361,562
Operadora de Sites Mexicanos, SA de CV (b)	1,887,500	1,912,862
Orbia Advance Corp. S.A.B. de CV	1,535,716	3,484,136
Promotora y Operadora de Infraestructura S.A.B. de CV	287,660	2,979,845
Southern Copper Corp. (b)	130,604	11,420,014
Wal-Mart de Mexico SA de CV Series V	8,023,900	33,403,766
TOTAL MEXICO		309,310,845
Netherlands - 3.6%
ABN AMRO Bank NV GDR (Bearer) (c)	616,276	10,475,626
Adyen BV (a)(c)	33,211	61,640,124
AEGON NV	2,553,985	13,863,752
Akzo Nobel NV	260,933	22,309,020
Argenx SE (a)	85,620	43,121,614
ASM International NV (Netherlands)	71,713	34,121,664
ASML Holding NV (Netherlands)	617,324	442,169,928
Euronext NV (c)	131,043	9,977,663
EXOR NV	163,041	15,226,648
Ferrovial SE (b)	793,268	26,288,053
Heineken Holding NV	176,919	14,501,648
Heineken NV (Bearer)	397,284	38,886,745
IMCD NV	86,160	13,068,406
ING Groep NV (Certificaten Van Aandelen)	5,536,246	80,810,740
JDE Peet's BV	185,405	5,593,721
Koninklijke Ahold Delhaize NV	1,493,576	51,481,515
Koninklijke KPN NV (b)	4,926,226	17,824,347
Koninklijke Philips Electronics NV	1,425,946	29,622,079
NN Group NV	399,722	15,329,563
OCI NV	161,872	4,606,077
Randstad NV	167,268	9,798,787
Shell PLC (London)	10,488,870	317,894,313
Stellantis NV (Italy)	3,434,129	70,396,478
Universal Music Group NV	1,249,443	32,048,089
Wolters Kluwer NV	393,174	49,368,068
TOTAL NETHERLANDS		1,430,424,668
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	1,917,379	10,003,426
Fisher & Paykel Healthcare Corp.	890,817	13,594,248
Mercury Nz Ltd.	1,064,351	4,356,441
Meridian Energy Ltd.	2,010,084	7,047,575
Spark New Zealand Ltd.	2,929,419	9,424,814
Xero Ltd. (a)	220,195	18,075,468
TOTAL NEW ZEALAND		62,501,972
Norway - 0.4%
Aker BP ASA	480,295	13,425,447
DNB Bank ASA	1,422,025	29,304,364
Equinor ASA	1,410,629	43,149,001
Equinor ASA sponsored ADR	45,714	1,402,506
Gjensidige Forsikring ASA	308,339	4,873,771
Kongsberg Gruppen ASA	136,618	5,923,005
Mowi ASA	666,595	11,723,727
Norsk Hydro ASA	2,062,625	13,509,004
Orkla ASA	1,161,397	9,176,538
Salmar ASA	110,502	5,105,854
Telenor ASA	1,075,174	11,510,193
TOTAL NORWAY		149,103,410
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	350,672	2,707,188
Credicorp Ltd. (United States)	104,997	16,489,779
TOTAL PERU		19,196,967
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,388,200	2,339,497
ACEN Corp. (a)	1,091,925	103,785
Ayala Corp.	466,805	5,227,332
Ayala Land, Inc.	10,008,170	4,993,151
Bank of the Philippine Islands (BPI)	3,094,360	6,451,279
BDO Unibank, Inc.	3,633,609	9,600,085
International Container Terminal Services, Inc.	1,557,220	6,152,890
JG Summit Holdings, Inc.	4,159,565	3,260,548
Jollibee Food Corp.	641,770	2,979,813
Manila Electric Co.	404,000	2,618,791
Metropolitan Bank & Trust Co.	2,539,341	2,774,225
PLDT, Inc.	111,865	2,668,302
SM Investments Corp.	377,575	6,270,000
SM Prime Holdings, Inc.	15,447,275	9,394,373
Universal Robina Corp.	1,322,130	2,951,441
TOTAL PHILIPPINES		67,785,512
Poland - 0.2%
Allegro.eu SA (a)(c)	735,860	6,488,479
Bank Polska Kasa Opieki SA	275,714	8,142,740
CD Projekt RED SA	98,328	4,009,806
Cyfrowy Polsat SA	342,607	1,381,325
Dino Polska SA (a)(c)	75,215	8,380,276
KGHM Polska Miedz SA (Bearer)	214,828	6,652,956
LPP SA	1,699	5,853,282
mBank SA (a)	21,068	2,515,127
Orlen SA	876,206	15,637,903
PGE Polska Grupa Energetyczna SA (a)	1,282,253	2,727,987
Powszechna Kasa Oszczednosci Bank SA	1,336,314	13,564,472
Powszechny Zaklad Ubezpieczen SA	898,686	9,093,092
Santander Bank Polska SA (a)	54,445	5,401,481
TOTAL POLAND		89,848,926
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	319,729	4
Energias de Portugal SA	4,468,190	20,879,293
Galp Energia SGPS SA Class B	750,014	9,978,149
Jeronimo Martins SGPS SA	438,806	11,945,888
TOTAL PORTUGAL		42,803,334
Qatar - 0.3%
Barwa Real Estate Co. (a)	3,116,471	2,405,847
Dukhan Bank	2,883,960	3,273,770
Industries Qatar QSC (a)	2,352,725	8,615,886
Masraf al Rayan	8,587,972	5,921,926
Mesaieed Petrochemical Holding Co. (a)	6,865,821	3,678,118
Ooredoo QSC	1,245,874	3,912,181
Qatar Electricity & Water Co. (a)	649,650	3,239,326
Qatar Fuel Co. (a)	920,855	4,250,100
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	3,949,670	4,573,588
Qatar International Islamic Bank QSC (a)	1,545,172	4,406,287
Qatar Islamic Bank	2,568,970	14,926,845
Qatar National Bank SAQ (a)	7,121,335	33,219,854
The Commercial Bank of Qatar (a)	4,943,975	8,488,968
TOTAL QATAR		100,912,696
Romania - 0.0%
NEPI Rockcastle PLC	777,752	4,659,880
Russia - 0.0%
Alrosa Co. Ltd. (d)	3,102,770	523,497
Gazprom OAO (d)	12,146,244	1,288,975
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	1,078,053	246,270
Inter Rao Ues JSC (d)	42,112,900	235,465
LUKOIL PJSC (d)	451,803	141,822
LUKOIL PJSC sponsored ADR (a)(d)	52,271	14,787
Magnit OJSC GDR (Reg. S) (a)(d)	428,621	2,087
MMC Norilsk Nickel PJSC (a)(d)	66,556	448,902
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	85,403	204,967
Mobile TeleSystems OJSC sponsored ADR (a)(d)	504,110	502,089
Moscow Exchange MICEX-RTS OAO (d)	1,699,470	331,311
Novatek PJSC GDR (Reg. S) (a)(d)	110,438	4,859,272
Novolipetsk Steel OJSC (a)(d)	1,805,640	17,580
Ozon Holdings PLC ADR (a)(d)	62,559	132,918
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	158,247	3,246
sponsored GDR (Reg. S) (a)(d)	1,019	21
Polyus PJSC (a)(d)	41,353	98,623
Rosneft Oil Co. OJSC (d)	1,187,356	201,382
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	214,392	50,693
Sberbank of Russia (d)	13,066,303	81,474
Severstal PAO (a)(d)	245,384	5,556
Severstal PAO GDR (Reg. S) (a)(d)	10,278	243
Surgutneftegas OJSC (d)	6,111,900	75,847
Surgutneftegas OJSC sponsored ADR (a)(d)	214,357	39,585
Tatneft PAO (d)	1,520,327	191,773
Tatneft PAO sponsored ADR (a)(d)	24,387	22,517
TCS Group Holding PLC GDR (a)(d)	142,667	184,239
United Co. RUSAL International PJSC (d)	3,455,150	422,300
VK Co. Ltd. GDR (Reg. S) (a)(d)	120,267	36,235
VTB Bank OJSC (a)(d)	4,133,678,016	160,166
X5 Retail Group NV GDR (Reg. S) (a)(d)	152,037	36,377
Yandex NV Class A (a)(d)	371,380	1,406,184
TOTAL RUSSIA		11,966,403
Saudi Arabia - 1.1%
ACWA Power Co.	125,306	6,159,086
Advanced Polypropylene Co.	202,799	2,459,578
Al Rajhi Bank	3,003,086	59,715,912
Alinma Bank	1,491,129	14,706,198
Almarai Co. Ltd.	387,928	7,124,491
Arab National Bank	1,027,267	7,297,331
Arabian Internet and Communications Services Co. Ltd.	35,593	3,462,908
Bank Al-Jazira	615,276	3,014,387
Bank Albilad	757,879	8,838,151
Banque Saudi Fransi	911,369	10,348,736
Bupa Arabia for Cooperative Insurance Co.	114,329	5,259,939
Dallah Healthcare Co.	51,156	2,405,352
Dar Al Arkan Real Estate Development Co. (a)	773,823	3,490,000
Dr Sulaiman Al Habib Medical Services Group Co.	132,651	10,218,610
Elm Co.	37,239	6,751,777
Emaar The Economic City (a)	553,239	1,327,207
Etihad Etisalat Co.	578,466	7,223,886
Jarir Marketing Co.	896,729	3,704,899
Luberef	81,294	3,211,369
Mobile Telecommunications Co. Saudi Arabia	684,924	2,450,069
Mouwasat Medical Services Co.	76,170	5,096,138
Nahdi Medical Co.	60,653	2,809,866
National Industrialization Co. (a)	503,807	1,896,192
Rabigh Refining & Petrochemical Co. (a)	661,584	1,834,010
Riyad Bank	2,255,386	19,117,516
Sabic Agriculture-Nutrients Co.	355,530	13,665,483
Sahara International Petrochemical Co.	562,208	5,664,640
Saudi Arabian Mining Co.	1,985,037	23,492,814
Saudi Arabian Oil Co. (c)	4,064,952	35,106,207
Saudi Awwal Bank	1,546,772	15,708,501
Saudi Basic Industries Corp.	1,380,903	31,544,777
Saudi Electricity Co.	1,258,830	7,529,626
Saudi Industrial Investment Group	582,667	3,879,684
Saudi Investment Bank/The	706,812	3,372,410
Saudi Kayan Petrochemical Co. (a)	1,098,653	3,590,331
Saudi Research & Marketing Group (a)	50,303	2,510,055
Saudi Tadawul Group Holding Co.	72,635	3,899,320
Saudi Telecom Co.	3,071,125	34,709,377
The Saudi National Bank	4,504,427	46,285,761
The Savola Group	397,173	4,478,201
Yanbu National Petrochemical Co.	420,144	5,129,170
TOTAL SAUDI ARABIA		440,489,965
Singapore - 1.0%
CapitaLand Ascendas REIT	5,246,415	11,086,615
CapitaLand Investment Ltd.	3,870,199	9,895,602
CapitaMall Trust	8,224,039	12,616,687
City Developments Ltd.	726,245	4,036,060
DBS Group Holdings Ltd.	2,769,283	71,348,476
Genting Singapore Ltd.	9,190,023	6,496,425
Grab Holdings Ltd. (a)(b)	2,832,307	10,847,736
Jardine Cycle & Carriage Ltd.	153,800	3,964,854
Keppel Corp. Ltd.	2,206,957	12,248,425
Mapletree Logistics Trust (REIT)	5,228,133	6,644,516
Mapletree Pan Asia Commercial Trust	3,582,989	4,445,897
Oversea-Chinese Banking Corp. Ltd.	5,162,291	51,632,615
Sea Ltd. ADR (a)	559,045	37,187,673
Seatrium Ltd. (a)	62,786,286	6,657,542
Singapore Airlines Ltd. (b)	2,040,439	11,554,432
Singapore Exchange Ltd.	1,323,990	9,667,940
Singapore Technologies Engineering Ltd.	2,303,097	6,460,276
Singapore Telecommunications Ltd.	12,692,518	25,389,809
STMicroelectronics NV (France)	1,047,759	56,040,813
United Overseas Bank Ltd.	1,930,715	43,703,344
UOL Group Ltd.	694,449	3,671,349
Venture Corp. Ltd.	440,570	4,963,142
TOTAL SINGAPORE		410,560,228
South Africa - 1.0%
Absa Group Ltd.	1,303,879	13,812,532
African Rainbow Minerals Ltd.	175,974	1,975,356
Anglo American Platinum Ltd.	100,584	5,008,010
Anglo American PLC (United Kingdom)	1,948,654	59,924,594
Aspen Pharmacare Holdings Ltd.	572,886	6,143,779
Bid Corp. Ltd.	517,105	12,248,308
Bidvest Group Ltd./The	439,517	6,819,932
Capitec Bank Holdings Ltd.	134,065	13,444,245
Clicks Group Ltd.	371,970	5,834,628
Discovery Ltd. (a)	821,108	7,253,895
Exxaro Resources Ltd.	374,476	3,392,611
FirstRand Ltd.	7,711,056	31,385,351
Foschini Group Ltd./The (b)	513,016	3,109,292
Gold Fields Ltd.	1,368,626	21,226,276
Growthpoint Properties Ltd.	5,278,609	3,739,707
Harmony Gold Mining Co. Ltd.	855,321	3,693,152
Impala Platinum Holdings Ltd.	1,311,181	9,470,753
Kumba Iron Ore Ltd.	96,735	2,642,886
Mr Price Group Ltd.	394,950	3,477,172
MTN Group Ltd.	2,608,389	20,426,638
MultiChoice Group Ltd.	472,153	2,336,773
Naspers Ltd. Class N	300,217	58,988,715
Nedbank Group Ltd.	698,439	9,177,782
Northam Platinum Holdings Ltd. (a)	547,852	4,628,808
Old Mutual Ltd.	7,384,176	5,371,811
OUTsurance Group Ltd.	1,270,467	2,747,128
Pepkor Holdings Ltd. (c)	3,067,406	2,981,003
Remgro Ltd.	795,136	7,148,499
Sanlam Ltd.	2,704,765	9,947,153
Sasol Ltd.	875,089	12,218,087
Shoprite Holdings Ltd.	766,005	11,067,908
Sibanye-Stillwater Ltd.	4,343,701	8,254,818
Standard Bank Group Ltd.	2,059,392	21,994,485
Thungela Resources Ltd.	1	8
Vodacom Group Ltd.	955,521	6,303,086
Woolworths Holdings Ltd.	1,479,255	6,617,203
TOTAL SOUTH AFRICA		404,812,384
Spain - 1.6%
Acciona SA	36,889	5,530,282
ACS Actividades de Construccion y Servicios SA (b)	356,696	12,467,633
Aena SME SA (c)	115,576	18,476,823
Amadeus IT Holding SA Class A	691,163	49,562,877
Banco Bilbao Vizcaya Argentaria SA	9,244,788	73,277,669
Banco Santander SA (Spain)	25,213,857	102,173,657
Banco Santander SA (Spain) sponsored ADR	64	258
CaixaBank SA	6,338,737	25,641,461
Cellnex Telecom SA (c)	867,522	35,425,634
Corp. ACCIONA Energias Renovables SA (b)	106,698	3,357,540
EDP Renovaveis SA	406,648	7,766,292
Enagas SA (b)	382,891	6,792,652
Endesa SA	481,616	10,318,024
Grifols SA (a)	456,077	6,694,446
Iberdrola SA (b)	9,390,363	117,237,015
Industria de Diseno Textil SA	1,670,871	63,957,300
Naturgy Energy Group SA	191,315	5,835,132
Redeia Corp. SA	622,485	10,406,640
Repsol SA	2,040,348	31,150,850
Telefonica SA	8,005,793	34,110,808
TOTAL SPAIN		620,182,993
Sweden - 1.9%
Alfa Laval AB	444,713	16,641,250
ASSA ABLOY AB (B Shares)	1,533,992	36,881,606
Atlas Copco AB:
(A Shares)	4,162,332	59,129,609
(B Shares)	2,334,735	28,822,657
Beijer Ref AB (B Shares)	582,079	7,918,539
Boliden AB	421,997	12,431,721
Embracer Group AB (a)	1,169,919	3,362,584
Epiroc AB:
(A Shares)	1,007,996	20,125,283
(B Shares)	593,812	10,086,410
EQT AB (b)	540,293	12,903,714
Ericsson (B Shares)	4,459,761	22,434,720
Essity AB (B Shares)	928,189	23,005,444
Evolution AB (c)	281,158	34,669,316
Fastighets AB Balder (a)	991,150	4,626,949
Getinge AB (B Shares)	347,318	6,471,959
H&M Hennes & Mauritz AB (B Shares)	1,009,426	16,978,321
Hexagon AB (B Shares)	3,193,164	30,960,320
Holmen AB (B Shares)	147,855	5,695,699
Husqvarna AB (B Shares)	641,055	6,293,988
Industrivarden AB:
(A Shares)	186,202	5,285,488
(C Shares)	248,375	7,033,800
Indutrade AB	419,503	8,803,410
Investment AB Latour (B Shares)	232,798	4,688,514
Investor AB:
(A Shares)	674,957	13,702,530
(B Shares)	2,640,233	53,913,787
Kinnevik AB (B Shares) (a)	371,129	5,064,664
L E Lundbergforetagen AB	119,693	5,273,751
Lifco AB	360,339	7,267,439
Nibe Industrier AB (B Shares)	2,320,806	20,887,783
Saab AB (B Shares)	123,636	6,516,307
Sagax AB	289,536	6,433,583
Sandvik AB	1,634,868	33,205,538
Securitas AB (B Shares)	754,175	6,416,620
Skandinaviska Enskilda Banken AB (A Shares)	2,482,685	30,083,074
Skanska AB (B Shares)	531,138	8,466,803
SKF AB (B Shares)	518,783	9,886,369
Svenska Cellulosa AB SCA (B Shares)	923,079	12,259,314
Svenska Handelsbanken AB (A Shares)	2,241,025	19,676,106
Swedbank AB (A Shares)	1,304,497	23,911,565
Swedish Orphan Biovitrum AB (a)(b)	261,544	5,118,375
Tele2 AB (B Shares)	846,211	6,368,448
Telia Co. AB (b)	3,842,917	8,261,629
Volvo AB:
(A Shares)	302,905	6,865,893
(B Shares)	2,316,536	51,067,048
Volvo Car AB (a)	921,020	4,549,802
TOTAL SWEDEN		730,447,729
Switzerland - 3.9%
ABB Ltd. (Reg.)	2,420,194	97,116,431
Adecco SA (Reg.)	247,373	10,044,697
Alcon, Inc. (Switzerland)	766,075	65,042,363
Bachem Holding AG (B Shares)	50,542	4,656,900
Baloise Holdings AG	70,535	10,903,180
Banque Cantonale Vaudoise (b)	46,616	5,227,963
Barry Callebaut AG	5,454	10,213,155
BKW AG	32,480	5,814,034
Clariant AG (Reg.)	344,307	5,618,357
Compagnie Financiere Richemont SA Series A	799,084	128,678,813
DSM-Firmenich AG	267,748	29,586,087
Dufry AG (a)	149,084	7,682,856
Ems-Chemie Holding AG (b)	10,944	9,111,111
Geberit AG (Reg.)	51,838	29,329,590
Givaudan SA	14,173	47,766,122
Helvetia Holding AG (Reg.)	57,547	8,499,574
Julius Baer Group Ltd.	328,245	23,248,788
Kuehne & Nagel International AG	83,851	26,192,320
Lindt & Spruengli AG	161	19,533,054
Lindt & Spruengli AG (participation certificate)	1,600	19,558,512
Logitech International SA (Reg.)	252,848	17,825,922
Lonza Group AG	114,225	66,173,350
Novartis AG	3,139,188	328,664,249
Partners Group Holding AG	34,825	39,056,075
Schindler Holding AG:
(participation certificate)	61,068	14,789,934
(Reg.)	37,431	8,653,276
SGS SA (Reg.)	228,742	22,148,930
Sig Group AG	472,302	12,619,273
Sika AG	223,935	69,513,450
Sonova Holding AG	79,848	22,204,163
Straumann Holding AG	171,409	28,333,934
Swatch Group AG (Bearer)	46,315	14,785,960
Swatch Group AG (Bearer) (Reg.)	70,669	4,238,276
Swiss Life Holding AG	47,339	30,008,600
Swiss Prime Site AG	116,494	11,274,690
Swisscom AG	39,875	25,624,620
Temenos Group AG	97,889	8,391,929
UBS Group AG	5,038,334	111,362,752
UBS Group AG	2	44
VAT Group AG (c)	41,387	17,564,737
Zurich Insurance Group Ltd.	230,444	111,198,710
TOTAL SWITZERLAND		1,528,256,781
Taiwan - 4.0%
Accton Technology Corp.	771,000	9,354,062
Acer, Inc.	4,563,060	5,072,321
Advantech Co. Ltd.	718,303	8,931,450
ASE Technology Holding Co. Ltd.	4,686,943	17,122,179
Asia Cement Corp.	3,656,785	4,680,443
ASUSTeK Computer, Inc.	1,092,422	12,629,156
AUO Corp.	9,980,600	6,561,596
Catcher Technology Co. Ltd.	980,000	5,400,178
Cathay Financial Holding Co. Ltd.	14,647,184	21,282,750
Chailease Holding Co. Ltd.	2,274,243	15,023,901
Chang Hwa Commercial Bank	8,349,610	4,998,734
Cheng Shin Rubber Industry Co. Ltd.	2,962,513	3,617,755
China Airlines Ltd.	4,407,000	3,492,176
China Development Financial Ho	24,650,457	9,825,422
China Steel Corp.	18,170,421	16,129,812
Chunghwa Picture Tubes, Ltd. (a)(d)	551	0
Chunghwa Telecom Co. Ltd.	5,853,400	21,552,138
Compal Electronics, Inc.	6,496,394	6,282,640
CTBC Financial Holding Co. Ltd.	27,137,255	22,624,434
Delta Electronics, Inc.	2,994,383	34,759,798
E Ink Holdings, Inc.	1,318,000	9,418,472
E.SUN Financial Holdings Co. Ltd.	21,389,271	17,560,587
ECLAT Textile Co. Ltd.	299,420	5,154,216
eMemory Technology, Inc.	99,000	5,832,592
EVA Airways Corp.	4,016,000	4,687,417
Evergreen Marine Corp. (Taiwan)	1,617,221	5,341,770
Far Eastern New Century Corp.	4,656,032	4,391,925
Far EasTone Telecommunications Co. Ltd.	2,496,000	5,628,406
Feng Tay Enterprise Co. Ltd.	659,563	4,440,937
First Financial Holding Co. Ltd.	16,301,378	15,040,178
Formosa Chemicals & Fibre Corp.	5,338,620	11,088,920
Formosa Petrochemical Corp.	1,684,000	4,289,424
Formosa Plastics Corp.	5,806,640	15,343,723
Fubon Financial Holding Co. Ltd.	11,419,201	23,755,246
Giant Manufacturing Co. Ltd.	493,272	3,634,603
Global Unichip Corp.	132,000	6,854,475
GlobalWafers Co. Ltd.	337,000	5,501,429
Hon Hai Precision Industry Co. Ltd. (Foxconn)	19,131,593	65,927,010
Hotai Motor Co. Ltd.	459,000	11,050,054
Hua Nan Financial Holdings Co. Ltd.	13,421,634	9,484,576
Innolux Corp.	14,059,576	7,434,795
Inventec Corp.	4,127,209	8,349,845
Largan Precision Co. Ltd.	154,000	10,638,061
Lite-On Technology Corp.	3,067,053	14,660,213
MediaTek, Inc.	2,329,989	51,060,548
Mega Financial Holding Co. Ltd.	17,158,578	21,934,598
Micro-Star International Co. Ltd.	1,040,000	6,424,443
momo.com, Inc.	117,600	2,237,261
Nan Ya Plastics Corp.	7,210,980	16,031,525
Nan Ya Printed Circuit Board Corp.	337,000	2,654,386
Nanya Technology Corp.	1,923,000	4,415,705
Nien Made Enterprise Co. Ltd.	257,000	2,652,766
Novatek Microelectronics Corp.	880,000	11,850,346
Pegatron Corp.	3,059,652	7,424,170
PharmaEssentia Corp. (a)	370,000	4,030,680
Pou Chen Corp.	3,330,240	3,305,279
Powerchip Semiconductor Manufacturing Corp.	4,630,554	4,404,659
President Chain Store Corp.	876,000	7,762,307
Quanta Computer, Inc.	4,168,000	31,571,746
Realtek Semiconductor Corp.	711,744	9,731,493
Ruentex Development Co. Ltd.	2,616,735	2,958,641
Shin Kong Financial Holding Co. Ltd.	20,582,616	6,295,198
Sinopac Financial Holdings Co.	15,637,550	9,262,539
Synnex Technology International Corp.	1,892,920	3,559,070
Taishin Financial Holdings Co. Ltd.	17,016,737	9,863,287
Taiwan Business Bank	9,393,000	4,295,852
Taiwan Cement Corp.	9,282,302	10,996,312
Taiwan Cooperative Financial Holding Co. Ltd.	15,108,852	14,107,865
Taiwan High Speed Rail Corp.	2,964,000	2,838,233
Taiwan Mobile Co. Ltd.	2,673,400	8,015,275
Taiwan Semiconductor Manufacturing Co. Ltd.	37,739,000	680,188,108
The Shanghai Commercial & Savings Bank Ltd.	5,875,811	8,220,462
Uni-President Enterprises Corp.	7,457,620	17,835,190
Unimicron Technology Corp.	2,089,000	12,241,012
United Microelectronics Corp.	17,292,000	25,935,580
Vanguard International Semiconductor Corp.	1,390,000	3,412,533
Voltronic Power Technology Corp.	101,000	5,613,606
Walsin Lihwa Corp.	3,944,600	5,011,243
Wan Hai Lines Ltd.	1,097,050	1,756,060
Win Semiconductors Corp.	532,000	2,771,009
Winbond Electronics Corp.	4,532,000	4,224,551
Wistron Corp.	4,021,000	18,070,619
Wiwynn Corp.	136,000	7,688,496
WPG Holding Co. Ltd.	2,546,378	4,076,016
Yageo Corp.	482,909	7,047,471
Yang Ming Marine Transport Corp.	2,700,000	3,987,487
Yuanta Financial Holding Co. Ltd.	15,255,365	11,822,108
Zhen Ding Technology Holding Ltd.	992,230	3,308,904
TOTAL TAIWAN		1,587,744,458
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	834,600	5,520,843
Advanced Information Service PCL NVDR	988,500	6,538,885
Airports of Thailand PCL:
(For. Reg.) (a)	2,874,900	6,016,548
NVDR (a)	3,590,500	7,514,145
Asset World Corp. PCL:
(For. Reg.)	7,773,300	1,019,300
NVDR	6,688,800	877,091
B. Grimm Power PCL:
(For. Reg.)	718,200	814,584
NVDR	423,100	479,881
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	6,831,838
NVDR	8,764,400	7,375,282
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,536,146
NVDR	6,120,100	1,630,116
Banpu PCL NVDR	11,540,100	3,293,311
Berli Jucker PCL:
(For. Reg.)	600,400	615,074
NVDR	937,500	960,413
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	934,090
NVDR	7,594,700	1,800,587
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,109,106
NVDR	558,700	3,532,246
Carabao Group PCL NVDR	520,700	1,108,764
Central Pattana PCL:
(For. Reg.)	1,878,700	3,739,254
NVDR	1,085,300	2,160,117
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,475,595
NVDR	1,548,000	1,869,018
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,090,095
NVDR	2,490,400	1,479,734
CP ALL PCL:
(For. Reg.)	4,316,600	8,022,950
NVDR	4,571,100	8,495,971
CP Axtra PCL NVDR	3,268,200	3,300,246
Delta Electronics PCL:
(For. Reg.)	2,269,000	7,504,669
NVDR	2,516,200	8,322,277
Electricity Generating PCL:
(For. Reg.)	176,400	689,284
NVDR	202,800	792,443
Energy Absolute PCL:
(For. Reg.)	1,264,600	2,294,898
NVDR	1,268,700	2,302,339
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	798,003
NVDR	783,200	1,323,864
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	1,827,346
NVDR	3,157,700	4,598,144
Home Product Center PCL:
(For. Reg.)	4,757,447	1,977,338
NVDR	3,823,200	1,589,037
Indorama Ventures PCL NVDR	2,578,100	2,584,514
Intouch Holdings PCL:
(For. Reg.)	737,800	1,662,830
NVDR	730,100	1,645,476
Kasikornbank PCL NVDR	910,600	3,358,279
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	1,182,943
NVDR	3,607,800	2,164,786
Krungthai Card PCL:
(For. Reg.)	402,600	553,848
NVDR	1,184,500	1,629,489
Land & House PCL:
(For. Reg.)	7,055,500	1,755,356
NVDR	7,750,000	1,928,143
Minor International PCL:
(For. Reg.)	2,307,541	2,228,856
NVDR	2,737,382	2,644,039
Muangthai Leasing PCL:
(For. Reg.)	559,091	580,938
NVDR	617,000	641,109
Osotspa PCL:
(For. Reg.)	496,400	424,988
NVDR	1,494,600	1,279,586
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	5,627,673
NVDR	910,600	4,251,155
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	2,285,816
NVDR	1,460,300	1,688,332
PTT Oil & Retail Business PCL NVDR	4,593,200	2,877,052
PTT PCL:
(For. Reg.)	7,492,700	7,675,823
NVDR	8,003,800	8,199,415
Ratch Group PCL:
(For. Reg.)	514,200	545,580
NVDR unit	1,166,300	1,237,476
SCB X PCL:
(For. Reg.)	278,500	917,057
NVDR	996,700	3,281,977
SCG Packaging PCL NVDR	1,955,000	2,317,503
Siam Cement PCL:
(For. Reg.)	548,850	5,221,023
NVDR	655,800	6,238,402
Srisawad Corp. PCL:
(For. Reg.)	511,000	706,710
NVDR	499,300	690,529
Thai Oil PCL:
(For. Reg.)	934,645	1,402,036
NVDR	800,054	1,200,140
True Corp. PCL	11,529,353	2,446,592
True Corp. PCL NVDR	4,951,905	1,050,821
TOTAL THAILAND		213,287,164
Turkey - 0.2%
Akbank TAS	4,622,848	4,793,957
Aselsan A/S	1,097,877	3,039,839
Bim Birlesik Magazalar A/S JSC	679,832	5,452,736
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	2,104,497	3,257,185
Ford Otomotiv Sanayi A/S	109,011	3,842,104
Haci Omer Sabanci Holding A/S	1,643,664	3,513,934
Hektas Ticaret A/S (a)	1,703,511	1,936,013
Koc Holding A/S	1,134,732	5,685,716
Koza Altin Isletmeleri A/S	1,528,428	1,588,404
Pegasus Hava Tasimaciligi A/S (a)	78,297	2,448,638
Sasa Polyester Sanayi A/S	1,574,791	3,562,499
Tofas Turk Otomobil Fabrikasi A/S	188,285	2,110,478
Turk Hava Yollari AO (a)	836,557	7,274,881
Turkcell Iletisim Hizmet A/S	1,835,359	3,521,840
Turkiye Is Bankasi A/S Series C	5,178,124	2,903,989
Turkiye Petrol Rafinerileri A/S	1,495,832	5,740,655
Turkiye Sise ve Cam Fabrikalari A/S	2,076,234	4,115,055
Yapi ve Kredi Bankasi A/S	4,409,873	2,329,105
TOTAL TURKEY		67,117,028
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	4,512,274	10,786,508
Abu Dhabi Islamic Bank (a)	2,208,367	6,758,160
Abu Dhabi National Oil Co. for Distribution PJSC	4,737,315	5,030,229
Aldar Properties PJSC	5,829,288	8,205,347
Americana Restaurants International PLC	3,855,936	4,031,363
Dubai Islamic Bank Pakistan Ltd. (a)	4,525,184	7,084,268
Emaar Properties PJSC	10,160,767	18,700,968
Emirates NBD Bank PJSC (a)	2,931,844	13,570,026
Emirates Telecommunications Corp.	5,339,906	32,566,608
First Abu Dhabi Bank PJSC	6,785,940	27,048,425
Multiply Group (a)	5,967,510	5,247,912
NMC Health PLC (a)(d)	75,611	16
TOTAL UNITED ARAB EMIRATES		139,029,830
United Kingdom - 7.1%
3i Group PLC	1,492,551	37,867,788
Abrdn PLC	3,055,112	9,092,284
Admiral Group PLC	323,513	8,839,191
Ashtead Group PLC	670,558	49,585,502
Associated British Foods PLC	544,928	14,336,334
AstraZeneca PLC (United Kingdom)	2,373,971	341,083,311
Auto Trader Group PLC (c)	1,420,125	11,777,918
Aviva PLC	4,299,799	21,432,483
BAE Systems PLC	4,680,618	55,975,798
Barclays PLC	23,815,112	47,256,637
Barratt Developments PLC	1,499,428	8,788,237
Berkeley Group Holdings PLC	169,024	9,427,211
BP PLC	25,492,053	158,164,245
BP PLC sponsored ADR	266,305	9,933,177
British American Tobacco PLC (United Kingdom)	3,247,666	109,212,912
British Land Co. PLC	1,364,793	5,920,094
BT Group PLC	10,670,512	16,706,682
Bunzl PLC	514,606	19,072,918
Burberry Group PLC	580,319	16,555,846
Centrica PLC	8,688,807	15,393,652
CK Hutchison Holdings Ltd.	4,134,223	25,497,117
CNH Industrial NV	1,563,745	22,540,516
Coca-Cola European Partners PLC	315,330	19,988,769
Compass Group PLC	2,675,699	69,615,410
Croda International PLC	215,412	16,282,846
DCC PLC (United Kingdom)	150,187	8,694,614
Diageo PLC	3,460,102	151,006,781
Entain PLC	979,510	17,422,771
Halma PLC	585,725	16,807,792
Hargreaves Lansdown PLC	547,446	5,981,637
HSBC Holdings PLC (United Kingdom)	30,603,780	254,207,818
Imperial Brands PLC	1,336,598	31,577,727
Informa PLC	2,130,927	20,734,686
InterContinental Hotel Group PLC	267,480	19,768,705
Intertek Group PLC	244,894	13,709,099
J Sainsbury PLC	2,579,867	9,184,360
JD Sports Fashion PLC	3,993,055	8,081,316
Johnson Matthey PLC	285,558	6,600,140
Just Eat Takeaway.com NV (a)(c)	316,948	5,686,043
Kingfisher PLC	2,958,378	9,328,868
Land Securities Group PLC	1,081,558	8,986,025
Legal & General Group PLC	9,180,682	27,499,254
Lloyds Banking Group PLC	101,556,493	58,674,138
London Stock Exchange Group PLC	615,983	66,892,555
M&G PLC	3,425,211	8,817,864
National Grid PLC	5,587,842	74,065,899
NatWest Group PLC	8,787,173	27,583,309
Next PLC	188,831	17,079,860
Ocado Group PLC (a)	881,446	10,615,216
Pearson PLC	685,233	7,579,749
Pearson PLC sponsored ADR (b)	294,486	3,248,181
Pepco Group NV (a)	254,352	2,193,232
Persimmon PLC	491,875	7,316,162
Phoenix Group Holdings PLC	1,161,082	8,198,390
Reckitt Benckiser Group PLC	1,093,755	81,935,531
RELX PLC (London Stock Exchange)	2,912,440	98,023,260
Rentokil Initial PLC	3,864,365	31,510,662
Rolls-Royce Holdings PLC (a)	12,835,784	30,435,422
Sage Group PLC	1,584,211	19,041,988
Schroders PLC	1,250,448	7,370,674
Segro PLC	1,865,704	18,268,900
Severn Trent PLC	379,699	12,445,303
Smith & Nephew PLC	1,345,308	20,466,183
Smiths Group PLC	558,469	12,176,923
Spirax-Sarco Engineering PLC	113,133	16,152,302
SSE PLC	1,669,703	36,117,119
St. James's Place PLC	852,006	10,278,166
Standard Chartered PLC (United Kingdom)	3,691,204	35,405,135
Taylor Wimpey PLC	5,478,856	8,040,280
Tesco PLC	11,276,456	37,348,461
Unilever PLC	3,877,138	208,329,964
United Utilities Group PLC	1,033,091	13,244,915
Vodafone Group PLC	33,412,191	31,783,728
Vodafone Group PLC sponsored ADR	183,947	1,769,570
Whitbread PLC	312,381	14,027,287
Wise PLC (a)	944,239	9,418,025
WPP PLC	1,624,851	17,741,334
TOTAL UNITED KINGDOM		2,799,220,201
United States of America - 4.4%
Brookfield Renewable Corp.	203,521	6,343,391
BRP, Inc.	56,564	5,203,639
CSL Ltd.	739,560	133,390,654
CyberArk Software Ltd. (a)	63,092	10,473,903
Experian PLC	1,408,679	54,439,224
GSK PLC	6,274,702	111,697,063
Haleon PLC	7,818,855	33,749,496
Holcim AG	851,054	59,140,958
James Hardie Industries PLC CDI	680,078	19,862,029
JBS SA	1,164,900	4,626,344
Legend Biotech Corp. ADR (a)	88,943	6,716,975
Monday.com Ltd. (a)	28,949	5,233,400
Nestle SA (Reg. S)	4,212,370	516,096,262
Parade Technologies Ltd.	119,000	3,477,101
QIAGEN NV (Germany) (a)	357,651	16,771,570
Roche Holding AG:
(Bearer)	41,652	13,803,598
(participation certificate)	1,082,793	335,721,557
Sanofi SA	1,738,358	185,455,955
Schneider Electric SA	834,145	148,788,202
Swiss Re Ltd.	463,206	48,283,270
Tenaris SA	713,846	11,862,359
TOTAL UNITED STATES OF AMERICA		1,731,136,950
Zambia - 0.1%
First Quantum Minerals Ltd.	902,789	26,775,928
TOTAL COMMON STOCKS (Cost $33,943,153,143)		37,894,985,270

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Ambev SA sponsored ADR	427,222	1,332,933
Banco Bradesco SA:
(PN)	7,946,734	27,997,375
(PN) sponsored ADR (b)	1,102,352	3,891,303
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	475,542	4,387,607
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,089,154	5,597,585
Gerdau SA	1,784,182	11,036,177
Itau Unibanco Holding SA	6,567,161	39,774,463
Itau Unibanco Holding SA sponsored ADR	837,131	5,031,157
Itausa-Investimentos Itau SA (PN)	7,810,798	16,220,362
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,226,840	40,965,793
(PN) sponsored ADR (non-vtg.) (b)	905,983	11,958,976
sponsored ADR	149,348	2,192,429
TOTAL BRAZIL		170,386,160
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	219,367	16,084,917
Colombia - 0.0%
Bancolombia SA (PN)	754,127	5,758,368
France - 0.0%
Air Liquide SA (a)	46,389	8,340,462
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	89,402	10,046,004
Dr. Ing. h.c. F. Porsche AG Series F (c)	173,903	21,262,146
Henkel AG & Co. KGaA	257,375	19,859,804
Porsche Automobil Holding SE (Germany)	232,527	13,720,461
Sartorius AG (non-vtg.)	40,313	16,634,851
Volkswagen AG	315,598	41,809,040
TOTAL GERMANY		123,332,306
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	27
Hyundai Motor Co. Ltd.	41,134	3,451,120
Hyundai Motor Co. Ltd. Series 2	66,197	5,616,062
LG Chemical Ltd.	13,021	3,999,892
LG H & H Co. Ltd.	898	127,631
Samsung Electronics Co. Ltd.	1,285,817	57,763,748
TOTAL KOREA (SOUTH)		70,958,480
Russia - 0.0%
Surgutneftegas OJSC (d)	8,898,217	157,006
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $380,320,155)		395,017,699

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	29,190

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $39,789,121)	40,000,000	39,783,601

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	1,276,547,911	1,276,803,221
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	448,301,646	448,346,476
TOTAL MONEY MARKET FUNDS (Cost $1,725,149,568)		1,725,149,697

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $36,088,458,668)	40,054,965,457
NET OTHER ASSETS (LIABILITIES) - (2.0)% (j)	(780,246,863)
NET ASSETS - 100.0%	39,274,718,594

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	5,862	Sep 2023	646,519,980	22,305,511	22,305,511
ICE MSCI Emerging Markets Index Contracts (United States)	5,382	Sep 2023	283,712,130	13,585,506	13,585,506
TME S&P/TSX 60 Index Contracts (Canada)	401	Sep 2023	75,416,524	2,558,923	2,558,923

TOTAL FUTURES CONTRACTS					38,449,940
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $983,918,652 or 2.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,783,601.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $12,866,073 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	397,660,148	6,417,128,525	5,537,985,452	31,238,923	279	(279)	1,276,803,221	3.2%
Fidelity Securities Lending Cash Central Fund 5.32%	772,628,901	5,945,364,822	6,269,647,247	6,739,598	-	-	448,346,476	1.5%
Total	1,170,289,049	12,362,493,347	11,807,632,699	37,978,521	279	(279)	1,725,149,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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